Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-4.47%
Activision Blizzard, Inc.	57	$4,530
Alphabet, Inc., Class A(b)	1	1,754
Alphabet, Inc., Class C(b)	1	1,761
Altice USA, Inc., Class A(b)	154	5,224
AT&T, Inc.	128	3,680
Cable One, Inc.	2	3,961
CenturyLink, Inc.	380	3,971
Charter Communications, Inc., Class A, (Acquired 12/21/2018 - 03/13/2020; Cost $2,141)(b)(c)	7	4,564
Comcast Corp., Class A	98	4,924
Discovery, Inc., Class A(b)(d)	63	1,695
Discovery, Inc., Class C(b)	130	3,123
DISH Network Corp., Class A(b)	119	4,269
Electronic Arts, Inc.(b)	34	4,343
Facebook, Inc., Class A(b)	18	4,985
Fox Corp., Class A	131	3,778
Fox Corp., Class B	133	3,775
GCI Liberty, Inc., Class A(b)	56	5,103
IAC/InterActiveCorp.(b)	14	1,988
Interpublic Group of Cos., Inc. (The)	220	4,902
John Wiley & Sons, Inc., Class A	98	3,385
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	34	1,392
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	71	2,912
New York Times Co. (The), Class A	98	4,205
Nexstar Media Group, Inc., Class A	44	4,631
Omnicom Group, Inc.	71	4,473
Sirius XM Holdings, Inc.(d)	645	4,186
Take-Two Interactive Software, Inc.(b)	31	5,596
Telephone & Data Systems, Inc.	191	3,625
T-Mobile US, Inc.(b)	40	5,318
Twitter, Inc.(b)	116	5,395
United States Cellular Corp.(b)	123	3,856
Verizon Communications, Inc.	71	4,289
Walt Disney Co. (The)	33	4,884
World Wrestling Entertainment, Inc., Class A	84	3,615
		134,092
Consumer Discretionary-13.16%
Advance Auto Parts, Inc.	29	4,283
Amazon.com, Inc.(b)	2	6,336
Aptiv PLC	49	5,816
Aramark	145	5,075
AutoNation, Inc.(b)	95	5,823
AutoZone, Inc.(b)	4	4,551
Best Buy Co., Inc.	49	5,331
Booking Holdings, Inc.(b)	2	4,057
BorgWarner, Inc.	117	4,545
Bright Horizons Family Solutions, Inc.(b)	31	5,273
Burlington Stores, Inc.(b)	19	4,152
CarMax, Inc.(b)	43	4,020
Carter’s, Inc.	43	3,827
Choice Hotels International, Inc.	46	4,584
Columbia Sportswear Co.	50	4,097
D.R. Horton, Inc.	71	5,289
Darden Restaurants, Inc.	47	5,075
Dick’s Sporting Goods, Inc.	109	6,192
Dollar General Corp.	21	4,590
Dollar Tree, Inc.(b)	42	4,588
Domino’s Pizza, Inc.	10	3,926
Dunkin’ Brands Group, Inc.	59	6,274
eBay, Inc.	87	4,387
Extended Stay America, Inc.	330	4,524
	Shares	Value
Consumer Discretionary-(continued)
Five Below, Inc.(b)	37	$5,787
Floor & Decor Holdings, Inc., Class A(b)	72	5,766
Foot Locker, Inc.	130	4,862
frontdoor, inc.(b)	88	4,166
Gap, Inc. (The)	337	7,064
Garmin Ltd.	42	4,904
General Motors Co.	139	6,094
Gentex Corp.	147	4,792
Genuine Parts Co.	45	4,427
Graham Holdings Co., Class B	11	4,917
Grand Canyon Education, Inc.(b)	40	3,339
H&R Block, Inc.	223	4,192
Hasbro, Inc.	52	4,838
Hilton Worldwide Holdings, Inc.	47	4,871
Home Depot, Inc. (The)	16	4,439
Hyatt Hotels Corp., Class A	67	4,822
Las Vegas Sands Corp.	78	4,345
Lear Corp.	35	5,003
Leggett & Platt, Inc.	115	4,956
Lennar Corp., Class A	61	4,627
Lennar Corp., Class B	4	243
LKQ Corp.(b)	134	4,719
Lowe’s Cos., Inc.	30	4,675
Marriott International, Inc., Class A	41	5,202
McDonald’s Corp.	21	4,566
MGM Resorts International	199	5,622
NIKE, Inc., Class B	38	5,119
Nordstrom, Inc.(d)	207	5,365
NVR, Inc.(b)	1	3,997
Ollie’s Bargain Outlet Holdings, Inc.(b)	44	3,875
O’Reilly Automotive, Inc.(b)	10	4,424
Penske Automotive Group, Inc.	102	5,617
Planet Fitness, Inc., Class A(b)	52	3,793
Polaris, Inc.	43	4,128
Pool Corp.	15	5,192
PulteGroup, Inc.	112	4,887
Ross Stores, Inc.	40	4,301
Service Corp. International	101	4,913
Skechers U.S.A., Inc., Class A(b)	116	3,883
Starbucks Corp.	50	4,901
Target Corp.	33	5,924
Tempur Sealy International, Inc.(b)	236	5,945
Terminix Global Holdings, Inc.(b)	120	5,884
Thor Industries, Inc.	42	4,053
Tiffany & Co.	36	4,733
TJX Cos., Inc. (The)	73	4,636
Toll Brothers, Inc.	113	5,351
Tractor Supply Co.	33	4,647
Ulta Beauty, Inc.(b)	16	4,406
Vail Resorts, Inc.	20	5,517
VF Corp.	63	5,254
Wendy’s Co. (The)	182	4,002
Whirlpool Corp.	31	6,033
Williams-Sonoma, Inc.	47	5,145
Wyndham Destinations, Inc.	114	4,795
Wyndham Hotels & Resorts, Inc.	81	4,657
Yum China Holdings, Inc. (China)	82	4,623
Yum! Brands, Inc.	42	4,444
		394,297
Consumer Staples-5.62%
Archer-Daniels-Midland Co.	98	4,877
Brown-Forman Corp., Class A	12	885
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Brown-Forman Corp., Class B	50	$4,033
Campbell Soup Co.	83	4,152
Casey’s General Stores, Inc.	24	4,360
Church & Dwight Co., Inc.	53	4,652
Clorox Co. (The)	20	4,059
Coca-Cola Co. (The)	84	4,334
Colgate-Palmolive Co.	56	4,796
Conagra Brands, Inc.	120	4,387
Costco Wholesale Corp.	13	5,093
Estee Lauder Cos., Inc. (The), Class A	20	4,906
Flowers Foods, Inc.	176	3,905
General Mills, Inc.	64	3,892
Grocery Outlet Holding Corp.(b)	111	4,287
Herbalife Nutrition Ltd.(b)	90	4,312
Hershey Co. (The)	30	4,437
Hormel Foods Corp.	85	4,010
Ingredion, Inc.	47	3,626
JM Smucker Co. (The)	35	4,102
Kellogg Co.	61	3,898
Keurig Dr Pepper, Inc.	142	4,324
Kimberly-Clark Corp.	28	3,901
Kraft Heinz Co. (The)	129	4,249
Kroger Co. (The)	123	4,059
Lamb Weston Holdings, Inc.	62	4,488
McCormick & Co., Inc.	23	4,301
Mondelez International, Inc., Class A	77	4,424
Monster Beverage Corp.(b)	56	4,748
Nu Skin Enterprises, Inc., Class A	104	5,357
PepsiCo, Inc.	31	4,471
Philip Morris International, Inc.	54	4,090
Pilgrim’s Pride Corp.(b)	220	4,156
Procter & Gamble Co. (The)	34	4,722
Seaboard Corp.	1	3,203
Sprouts Farmers Market, Inc.(b)	157	3,324
Sysco Corp.	68	4,848
Tyson Foods, Inc., Class A	67	4,368
Walgreens Boots Alliance, Inc.	92	3,497
Walmart, Inc.	32	4,889
		168,422
Energy-1.76%
Cabot Oil & Gas Corp.	198	3,469
Cheniere Energy, Inc.(b)	81	4,592
Chevron Corp.	42	3,661
ConocoPhillips	89	3,521
EOG Resources, Inc.	73	3,422
Exxon Mobil Corp.	82	3,127
HollyFrontier Corp.	120	2,807
Kinder Morgan, Inc.	250	3,595
Marathon Oil Corp.	678	4,014
Murphy Oil Corp.	285	2,867
ONEOK, Inc.	99	3,551
Phillips 66	48	2,908
Pioneer Natural Resources Co.	40	4,023
Valero Energy Corp.	57	3,065
Williams Cos., Inc. (The)	195	4,091
		52,713
Financials-17.61%
Affiliated Managers Group, Inc.	54	4,705
Aflac, Inc.	106	4,657
Alleghany Corp.	7	4,026
Allstate Corp. (The)	40	4,094
	Shares	Value
Financials-(continued)
Ally Financial, Inc.	199	$5,900
American Express Co.	38	4,506
American Financial Group, Inc.	62	5,543
American National Group, Inc.	50	4,239
Ameriprise Financial, Inc.	26	4,816
Aon PLC, Class A	20	4,098
Arch Capital Group Ltd.(b)	125	4,024
Arthur J. Gallagher & Co.	41	4,732
Associated Banc-Corp.	270	4,136
Assurant, Inc.	37	4,777
Assured Guaranty Ltd.	143	4,309
Athene Holding Ltd., Class A(b)	126	5,588
AXIS Capital Holdings Ltd.	103	5,161
Bank of America Corp.	155	4,365
Bank of Hawaii Corp.	62	4,643
Bank of New York Mellon Corp. (The)	102	3,990
Bank OZK	165	4,613
Berkshire Hathaway, Inc., Class B(b)	21	4,807
BlackRock, Inc.	7	4,888
BOK Financial Corp.	73	4,887
Brighthouse Financial, Inc.(b)	125	4,388
Brown & Brown, Inc.	95	4,278
Capital One Financial Corp.	54	4,625
Cboe Global Markets, Inc.	39	3,562
Charles Schwab Corp. (The)	207	10,097
Chubb Ltd.	32	4,731
Citigroup, Inc.	76	4,185
Citizens Financial Group, Inc.	150	4,899
CME Group, Inc., Class A	22	3,851
CNA Financial Corp.	127	4,383
Commerce Bancshares, Inc.	62	4,090
Credit Acceptance Corp.(b)(d)	10	2,985
Cullen/Frost Bankers, Inc.	52	4,363
East West Bancorp, Inc.	106	4,528
Eaton Vance Corp.	99	6,631
Erie Indemnity Co., Class A	22	4,963
Evercore, Inc., Class A	65	5,910
Everest Re Group Ltd.	19	4,319
F.N.B. Corp.	498	4,397
FactSet Research Systems, Inc.	13	4,339
Fidelity National Financial, Inc.	121	4,355
Fifth Third Bancorp	189	4,789
First American Financial Corp.	76	3,681
First Citizens BancShares, Inc., Class A	10	5,286
First Hawaiian, Inc.	224	4,910
First Horizon Corp.	387	4,729
First Republic Bank	35	4,535
Franklin Resources, Inc.	191	4,200
Globe Life, Inc.	50	4,655
Goldman Sachs Group, Inc. (The)	19	4,381
Hanover Insurance Group, Inc. (The)	38	4,269
Hartford Financial Services Group, Inc. (The)	96	4,243
Huntington Bancshares, Inc.	407	4,917
Interactive Brokers Group, Inc., Class A	92	4,854
Intercontinental Exchange, Inc.	41	4,326
Jefferies Financial Group, Inc.	260	5,910
JPMorgan Chase & Co.	38	4,479
Kemper Corp.	59	4,422
KeyCorp	320	4,947
Lazard Ltd., Class A	131	4,889
LendingTree, Inc.(b)(d)	15	3,834
Lincoln National Corp.	99	4,675

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
LPL Financial Holdings, Inc.	51	$4,629
M&T Bank Corp.	36	4,194
Marsh & McLennan Cos., Inc.	37	4,242
Mercury General Corp.	95	4,225
MetLife, Inc.	106	4,894
MGIC Investment Corp.	449	5,370
Moody’s Corp.	14	3,953
Morgan Stanley	172	10,635
Morningstar, Inc.	26	5,203
Nasdaq, Inc.	34	4,352
New York Community Bancorp, Inc.	390	3,779
Northern Trust Corp.	47	4,377
Old Republic International Corp.	238	4,265
OneMain Holdings, Inc.	147	5,732
People’s United Financial, Inc.	331	4,104
Pinnacle Financial Partners, Inc.	94	5,091
PNC Financial Services Group, Inc. (The)	33	4,556
Popular, Inc.	97	4,707
Primerica, Inc.	34	4,429
Principal Financial Group, Inc.	94	4,680
Progressive Corp. (The)	51	4,443
Prosperity Bancshares, Inc.	61	3,833
Prudential Financial, Inc.	63	4,764
Raymond James Financial, Inc.	52	4,729
Regions Financial Corp.	327	4,993
Reinsurance Group of America, Inc.	47	5,418
RenaissanceRe Holdings Ltd. (Bermuda)	22	3,622
S&P Global, Inc.	12	4,221
Santander Consumer USA Holdings, Inc.	216	4,774
SEI Investments Co.	70	3,693
Signature Bank	37	4,151
SLM Corp.	514	5,454
Starwood Property Trust, Inc.	257	4,611
State Street Corp.	61	4,299
SVB Financial Group(b)	18	6,208
T. Rowe Price Group, Inc.	31	4,446
TCF Financial Corp.	124	4,166
Tradeweb Markets, Inc., Class A	63	3,758
Travelers Cos., Inc. (The)	35	4,538
Truist Financial Corp.	101	4,688
U.S. Bancorp	104	4,494
W.R. Berkley Corp.	67	4,364
Wells Fargo & Co.	140	3,829
Western Alliance Bancorporation	100	5,127
White Mountains Insurance Group Ltd.	5	4,800
Willis Towers Watson PLC	20	4,164
Zions Bancorporation N.A.	114	4,399
		527,717
Health Care-9.26%
Abbott Laboratories	44	4,762
AbbVie, Inc.	45	4,706
Agilent Technologies, Inc.	45	5,261
Alexion Pharmaceuticals, Inc.(b)	35	4,274
Amedisys, Inc.(b)	22	5,385
AmerisourceBergen Corp.	41	4,228
Amgen, Inc.	18	3,997
Anthem, Inc.	14	4,361
Baxter International, Inc.	45	3,423
Becton, Dickinson and Co.	17	3,992
Biogen, Inc.(b)	13	3,122
Bio-Rad Laboratories, Inc., Class A(b)	9	4,847
Boston Scientific Corp.(b)	106	3,514
	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	67	$4,181
Bruker Corp.	91	4,606
Centene Corp.(b)	62	3,822
Cerner Corp.	55	4,116
Charles River Laboratories International, Inc.(b)	21	4,925
Chemed Corp.	9	4,304
Cigna Corp.	20	4,183
Cooper Cos., Inc. (The)	13	4,358
CVS Health Corp.	60	4,067
Danaher Corp.	24	5,391
DaVita, Inc.(b)	51	5,602
Eli Lilly and Co.	26	3,787
Encompass Health Corp.	55	4,432
Exelixis, Inc.(b)	174	3,334
Gilead Sciences, Inc.	54	3,276
Globus Medical, Inc., Class A(b)	74	4,446
Haemonetics Corp.(b)	39	4,401
HCA Healthcare, Inc.	37	5,554
Hill-Rom Holdings, Inc.	39	3,700
Horizon Therapeutics PLC(b)	83	5,846
Humana, Inc.	10	4,005
Integra LifeSciences Holdings Corp.(b)	75	4,105
Ionis Pharmaceuticals, Inc.(b)	71	3,588
IQVIA Holdings, Inc.(b)	26	4,394
Jazz Pharmaceuticals PLC(b)	34	4,784
Johnson & Johnson	27	3,906
Laboratory Corp. of America Holdings(b)	23	4,596
McKesson Corp.	25	4,498
Medtronic PLC	42	4,775
Merck & Co., Inc.	49	3,939
Mettler-Toledo International, Inc.(b)	5	5,750
Molina Healthcare, Inc.(b)	23	4,695
PerkinElmer, Inc.	39	5,187
Perrigo Co. PLC	73	3,520
Pfizer, Inc.	111	4,252
PRA Health Sciences, Inc.(b)	37	4,151
Premier, Inc., Class A	118	4,180
Quest Diagnostics, Inc.	33	4,091
Regeneron Pharmaceuticals, Inc.(b)	7	3,612
STERIS PLC	25	4,845
Stryker Corp.	20	4,668
Syneos Health, Inc.(b)	65	4,280
Teleflex, Inc.	11	4,210
Thermo Fisher Scientific, Inc.	12	5,580
UnitedHealth Group, Inc.	13	4,373
Varian Medical Systems, Inc.(b)	31	5,393
Viatris, Inc.(b)	243	4,087
Waters Corp.(b)	20	4,640
Zimmer Biomet Holdings, Inc.	31	4,623
Zoetis, Inc.	28	4,491
		277,421
Industrials-16.33%
3M Co.	25	4,318
A.O. Smith Corp.	81	4,561
AGCO Corp.	68	6,291
Alaska Air Group, Inc.	103	5,250
Allegion PLC	39	4,448
Allison Transmission Holdings, Inc.	103	4,228
AMERCO	13	5,385
AMETEK, Inc.	43	5,097
BWX Technologies, Inc.	65	3,697
C.H. Robinson Worldwide, Inc.	48	4,511

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Carlisle Cos., Inc.	31	$4,490
Caterpillar, Inc.	32	5,555
Cintas Corp.	15	5,329
Clean Harbors, Inc.(b)	62	4,487
Copart, Inc.(b)	45	5,195
CoreLogic, Inc.	79	6,122
CSX Corp.	54	4,863
Cummins, Inc.	23	5,317
Curtiss-Wright Corp.	38	4,380
Deere & Co.	25	6,540
Donaldson Co., Inc.	81	4,312
Dover Corp.	39	4,759
Eaton Corp. PLC	45	5,450
Emerson Electric Co.	64	4,916
Expeditors International of Washington, Inc.	52	4,647
Fastenal Co.	96	4,747
Fortive Corp.	60	4,208
Fortune Brands Home & Security, Inc.	64	5,344
FTI Consulting, Inc.(b)	32	3,361
Gates Industrial Corp. PLC(b)	380	4,894
Generac Holdings, Inc.(b)	36	7,762
General Dynamics Corp.	26	3,883
Graco, Inc.	81	5,487
HD Supply Holdings, Inc.(b)	118	6,582
HEICO Corp.	15	1,854
HEICO Corp., Class A	26	2,880
Honeywell International, Inc.	26	5,302
Hubbell, Inc.	31	5,009
Huntington Ingalls Industries, Inc.	20	3,204
IAA, Inc.(b)	89	5,333
IDEX Corp.	24	4,636
IHS Markit Ltd.	55	5,470
Illinois Tool Works, Inc.	23	4,855
Ingersoll Rand, Inc.(b)	131	5,799
ITT, Inc.	66	4,794
J.B. Hunt Transport Services, Inc.	35	4,735
Jacobs Engineering Group, Inc.	46	4,961
JetBlue Airways Corp.(b)	358	5,402
Johnson Controls International PLC	120	5,525
Kansas City Southern	26	4,840
Knight-Swift Transportation Holdings, Inc.	101	4,170
L3Harris Technologies, Inc.	20	3,840
Landstar System, Inc.	35	4,600
Lennox International, Inc.	18	5,181
Lincoln Electric Holdings, Inc.	47	5,405
Lockheed Martin Corp.	10	3,650
Macquarie Infrastructure Corp.	132	4,270
ManpowerGroup, Inc.	54	4,679
Masco Corp.	83	4,455
MSA Safety, Inc.	33	4,932
MSC Industrial Direct Co., Inc., Class A	56	4,666
Nordson Corp.	21	4,280
Norfolk Southern Corp.	21	4,977
Northrop Grumman Corp.	12	3,627
nVent Electric PLC	206	4,738
Old Dominion Freight Line, Inc.	24	4,881
Oshkosh Corp.	53	4,267
PACCAR, Inc.	54	4,701
Parker-Hannifin Corp.	21	5,612
Pentair PLC	100	5,182
Quanta Services, Inc.	100	6,834
Raytheon Technologies Corp.	60	4,303
	Shares	Value
Industrials-(continued)
Regal Beloit Corp.	48	$5,714
Republic Services, Inc.	46	4,449
Robert Half International, Inc.	73	4,685
Rockwell Automation, Inc.	18	4,600
Roper Technologies, Inc.	10	4,270
Schneider National, Inc., Class B	174	3,637
Sensata Technologies Holding PLC(b)	100	4,883
Snap-on, Inc.	29	5,100
Southwest Airlines Co.	111	5,144
Stanley Black & Decker, Inc.	29	5,345
Teledyne Technologies, Inc.(b)	11	4,157
Timken Co. (The)	91	6,683
Toro Co. (The)	56	5,080
Trane Technologies PLC	43	6,288
TransDigm Group, Inc.	9	5,213
TransUnion	44	4,008
Trinity Industries, Inc.	186	4,250
Union Pacific Corp.	23	4,694
United Parcel Service, Inc., Class B	39	6,672
United Rentals, Inc.(b)	27	6,128
Univar Solutions, Inc.(b)	237	4,242
Valmont Industries, Inc.	34	5,541
W.W. Grainger, Inc.	13	5,438
Wabtec Corp.	63	4,618
Waste Management, Inc.	36	4,289
Watsco, Inc.	23	5,229
XPO Logistics, Inc.(b)	49	5,227
Xylem, Inc.	58	5,566
		489,415
Information Technology-12.96%
Accenture PLC, Class A	19	4,733
Akamai Technologies, Inc.(b)	39	4,037
Amdocs Ltd.	63	4,146
Amphenol Corp., Class A	39	5,102
Analog Devices, Inc.	33	4,590
Apple, Inc.	50	5,953
Applied Materials, Inc.	70	5,774
Arista Networks, Inc.(b)	17	4,602
Aspen Technology, Inc.(b)	36	4,840
Automatic Data Processing, Inc.	27	4,695
Booz Allen Hamilton Holding Corp.	50	4,340
Broadcom, Inc.	13	5,221
Broadridge Financial Solutions, Inc.	33	4,847
CACI International, Inc., Class A(b)	15	3,559
Cadence Design Systems, Inc.(b)	44	5,117
CDK Global, Inc.	96	4,598
CDW Corp.	35	4,567
Ciena Corp.(b)	72	3,226
Cirrus Logic, Inc.(b)	56	4,486
Cisco Systems, Inc.	86	3,700
Citrix Systems, Inc.	29	3,594
Cognizant Technology Solutions Corp., Class A	73	5,703
Corning, Inc.	160	5,987
Dell Technologies, Inc., Class C(b)	84	5,799
Dolby Laboratories, Inc., Class A	64	5,661
Entegris, Inc.	65	6,020
EPAM Systems, Inc.(b)	18	5,802
F5 Networks, Inc.(b)	27	4,396
First Solar, Inc.(b)	83	7,755
Fiserv, Inc.(b)	37	4,262
FleetCor Technologies, Inc.(b)	16	4,243
FLIR Systems, Inc.	85	3,250

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Genpact Ltd.	108	$4,390
GoDaddy, Inc., Class A(b)	50	3,977
Intel Corp.	65	3,143
International Business Machines Corp.	31	3,829
Intuit, Inc.	14	4,928
IPG Photonics Corp.(b)	25	5,175
Jabil, Inc.	125	4,778
Jack Henry & Associates, Inc.	22	3,539
Juniper Networks, Inc.	165	3,592
KLA Corp.	22	5,543
Lam Research Corp.	14	6,337
Leidos Holdings, Inc.	37	3,726
Littelfuse, Inc.	23	5,532
Lumentum Holdings, Inc.(b)	51	4,405
Marvell Technology Group Ltd.	112	5,184
Mastercard, Inc., Class A	13	4,375
Maxim Integrated Products, Inc.	66	5,481
Microchip Technology, Inc.	37	4,972
Micron Technology, Inc.(b)	82	5,255
Microsoft Corp.	22	4,710
MKS Instruments, Inc.	37	5,105
Motorola Solutions, Inc.	27	4,631
National Instruments Corp.	97	3,631
NortonLifeLock, Inc.	195	3,555
Nuance Communications, Inc.(b)	176	7,591
Oracle Corp.	75	4,329
Paychex, Inc.	54	5,030
Qorvo, Inc.(b)	36	5,640
QUALCOMM, Inc.	48	7,064
RealPage, Inc.(b)	58	4,001
Science Applications International Corp.	44	4,072
Skyworks Solutions, Inc.	31	4,376
SolarEdge Technologies, Inc.(b)	27	7,505
SolarWinds Corp.(b)	208	4,759
SS&C Technologies Holdings, Inc.	66	4,547
Switch, Inc., Class A	218	3,442
SYNNEX Corp.	36	5,771
Synopsys, Inc.(b)	22	5,005
Teradyne, Inc.	56	6,179
Texas Instruments, Inc.	32	5,160
Trimble, Inc.(b)	95	5,688
Ubiquiti, Inc.	22	5,458
VeriSign, Inc.(b)	19	3,814
Visa, Inc., Class A	21	4,417
VMware, Inc., Class A(b)(d)	27	3,777
Vontier Corp.(b)	24	796
Western Union Co. (The)	176	3,971
Xilinx, Inc.	42	6,113
Zebra Technologies Corp., Class A(b)	15	5,676
		388,579
Materials-6.66%
Air Products and Chemicals, Inc.	16	4,482
Albemarle Corp.	51	6,934
Amcor PLC	384	4,351
AptarGroup, Inc.	35	4,421
Ardagh Group S.A.	307	5,458
Avery Dennison Corp.	34	5,078
Axalta Coating Systems Ltd.(b)	165	4,721
Ball Corp.	55	5,281
Berry Global Group, Inc.(b)	88	4,664
Cabot Corp.	103	4,265
Celanese Corp.	42	5,432
	Shares	Value
Materials-(continued)
Crown Holdings, Inc.(b)	59	$5,561
Eastman Chemical Co.	56	5,454
Ecolab, Inc.	18	3,999
Element Solutions, Inc.	358	4,944
FMC Corp.	39	4,524
Graphic Packaging Holding Co.	271	4,152
Huntsman Corp.	213	5,276
International Flavors & Fragrances, Inc.(d)	30	3,363
International Paper Co.	109	5,393
Linde PLC (United Kingdom)	19	4,872
LyondellBasell Industries N.V., Class A	57	4,851
Martin Marietta Materials, Inc.	19	5,047
NewMarket Corp.	9	3,328
Newmont Corp.	72	4,235
Nucor Corp.	91	4,887
Packaging Corp. of America	37	4,810
PPG Industries, Inc.	36	5,284
Reliance Steel & Aluminum Co.	40	4,712
RPM International, Inc.	51	4,488
Sealed Air Corp.	120	5,407
Sherwin-Williams Co. (The)	7	5,233
Silgan Holdings, Inc.	122	4,124
Sonoco Products Co.	74	4,296
Southern Copper Corp. (Peru)	105	6,234
Steel Dynamics, Inc.	145	5,250
Valvoline, Inc.	207	4,718
Vulcan Materials Co.	34	4,748
W.R. Grace & Co.	71	3,885
Westlake Chemical Corp.	77	5,787
Westrock Co.	135	5,698
		199,647
Real Estate-7.80%
American Campus Communities, Inc.	107	4,259
American Homes 4 Rent, Class A	147	4,222
Americold Realty Trust(d)	112	3,823
Apartment Investment & Management Co., Class A	100	3,035
Apartment Investment & Management Co., Class A	19	564
Apple Hospitality REIT, Inc.	352	4,667
AvalonBay Communities, Inc.	25	4,165
Boston Properties, Inc.	42	4,123
Brandywine Realty Trust	367	4,085
Brixmor Property Group, Inc.	294	4,489
Camden Property Trust	41	4,052
CBRE Group, Inc., Class A(b)	81	4,952
CoreSite Realty Corp.	33	4,138
Corporate Office Properties Trust	149	3,968
Cousins Properties, Inc.	114	3,809
CubeSmart	137	4,457
Douglas Emmett, Inc.	124	3,840
Duke Realty Corp.	110	4,187
Equity Commonwealth	121	3,208
Equity LifeStyle Properties, Inc.	63	3,691
Equity Residential	65	3,765
Essex Property Trust, Inc.	16	3,934
Extra Space Storage, Inc.	40	4,509
Federal Realty Investment Trust(d)	43	3,750
First Industrial Realty Trust, Inc.	102	4,272
Gaming and Leisure Properties, Inc.	107	4,445
Healthcare Trust of America, Inc., Class A	147	3,826
Healthpeak Properties, Inc.	146	4,213
Highwoods Properties, Inc.	96	3,677
Host Hotels & Resorts, Inc.	320	4,490

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Hudson Pacific Properties, Inc.	143	$3,718
Invitation Homes, Inc.	145	4,144
Iron Mountain, Inc.(d)	142	3,905
JBG SMITH Properties	126	3,873
Jones Lang LaSalle, Inc.	35	4,630
Kilroy Realty Corp.	65	3,975
Kimco Realty Corp.	290	4,188
Lamar Advertising Co., Class A	59	4,697
Life Storage, Inc.	40	4,389
Medical Properties Trust, Inc.	206	3,996
Mid-America Apartment Communities, Inc.	33	4,163
National Retail Properties, Inc.	110	4,147
Omega Healthcare Investors, Inc.	122	4,297
Prologis, Inc.	42	4,202
Public Storage	19	4,265
Rayonier, Inc.	164	4,620
Realty Income Corp.	67	4,018
Regency Centers Corp.	82	3,738
Spirit Realty Capital, Inc.	119	4,384
STORE Capital Corp.	177	5,763
Taubman Centers, Inc.	95	4,058
UDR, Inc.	103	3,962
VICI Properties, Inc.	184	4,653
Vornado Realty Trust	98	3,813
Weingarten Realty Investors	191	3,994
Weyerhaeuser Co.	182	5,285
WP Carey, Inc.	62	4,291
		233,783
Utilities-4.25%
Alliant Energy Corp.	79	4,155
Ameren Corp.	53	4,122
American Electric Power Co., Inc.	46	3,905
American Water Works Co., Inc.	30	4,602
Atmos Energy Corp.	39	3,740
Avangrid, Inc.	87	4,049
CMS Energy Corp.	67	4,123
Consolidated Edison, Inc.	53	4,041
Dominion Energy, Inc.	47	3,689
DTE Energy Co.	36	4,529
Duke Energy Corp.	45	4,170
Edison International	66	4,050
	Shares	Value
Utilities-(continued)
Entergy Corp.	38	$4,136
Essential Utilities, Inc.	89	4,030
Evergy, Inc.	64	3,546
Eversource Energy	46	4,026
FirstEnergy Corp.	93	2,470
Hawaiian Electric Industries, Inc.	102	3,655
IDACORP, Inc.	42	3,804
MDU Resources Group, Inc.	178	4,439
National Fuel Gas Co.	94	3,870
NextEra Energy, Inc.	63	4,636
NiSource, Inc.	159	3,848
NRG Energy, Inc.	111	3,635
Pinnacle West Capital Corp.	51	4,174
PPL Corp.	135	3,837
Public Service Enterprise Group, Inc.	76	4,429
Sempra Energy	30	3,824
Southern Co. (The)	69	4,130
Vistra Corp.	194	3,624
WEC Energy Group, Inc.	43	4,083
Xcel Energy, Inc.	60	4,042
		127,413
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $2,662,493)		2,993,499
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.22%
Invesco Private Government Fund, 0.02%(e)(f)(g)	14,660	14,660
Invesco Private Prime Fund, 0.12%(e)(f)(g)	21,984	21,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,650)		36,650
TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $2,699,143)		3,030,149
OTHER ASSETS LESS LIABILITIES-(1.10)%		(32,971)
NET ASSETS-100.00%		$2,997,178

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,522	$(24,522)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	210	18,598	(18,808)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	42,741	65,465	(93,546)	-	-	14,660	2*
Invesco Private Prime Fund	13,093	58,333	(49,437)	-	1	21,990	5*
Total	$56,044	$166,918	$(186,313)	$-	$1	$36,650	$7

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-7.21%
Activision Blizzard, Inc.	3,273	$260,138
Alphabet, Inc., Class A(b)	207	363,161
Altice USA, Inc., Class A(b)	64,742	2,196,049
AT&T, Inc.	59,384	1,707,290
Cable One, Inc.	962	1,905,405
CenturyLink, Inc.	163,059	1,703,967
Charter Communications, Inc., Class A, (Acquired 01/31/2017 - 11/30/2020; Cost $1,646,033)(b)(c)	2,843	1,853,608
Comcast Corp., Class A	38,932	1,955,944
Discovery, Inc., Class A(b)(d)	11,040	297,086
DISH Network Corp., Class A(b)	53,651	1,924,461
Electronic Arts, Inc.(b)	2,035	259,971
Facebook, Inc., Class A(b)	1,107	306,606
Fox Corp., Class A	9,185	264,895
GCI Liberty, Inc., Class A(b)	21,720	1,979,126
IAC/InterActiveCorp.(b)	2,405	341,486
Interpublic Group of Cos., Inc. (The)	15,284	340,527
John Wiley & Sons, Inc., Class A	7,765	268,203
Liberty Broadband Corp., Class C(b)	12,504	1,967,504
Liberty Media Corp.-Liberty Formula One, Class C(b)	7,057	294,841
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	7,494	307,329
Lions Gate Entertainment Corp., Class A(b)(d)	27,662	269,428
Live Nation Entertainment, Inc.(b)	4,549	298,642
Madison Square Garden Entertainment Corp.(b)	3,293	250,301
Madison Square Garden Sports Corp., Class A(b)	1,587	268,838
Match Group, Inc.(b)	2,814	391,737
Netflix, Inc.(b)	538	263,997
New York Times Co. (The), Class A	5,975	256,387
News Corp., Class A	17,446	307,922
Nexstar Media Group, Inc., Class A	2,703	284,491
Omnicom Group, Inc.	4,998	314,874
Pinterest, Inc., Class A(b)	8,553	598,881
Roku, Inc.(b)	10,715	3,145,603
Sirius XM Holdings, Inc.(d)	46,399	301,129
Spotify Technology S.A.(b)	1,044	304,190
Take-Two Interactive Software, Inc.(b)	1,678	302,896
Telephone & Data Systems, Inc.	79,148	1,502,229
T-Mobile US, Inc.(b)	15,374	2,043,820
TripAdvisor, Inc.(b)	12,083	315,366
Twitter, Inc.(b)	7,618	354,313
United States Cellular Corp.(b)	49,659	1,556,810
Verizon Communications, Inc.	28,816	1,740,775
ViacomCBS, Inc., Class B	8,836	311,734
Walt Disney Co. (The)	1,944	287,731
World Wrestling Entertainment, Inc., Class A	6,097	262,415
Zillow Group, Inc., Class C(b)	6,140	661,953
Zynga, Inc., Class A(b)	30,461	251,303
		37,345,362
Consumer Discretionary-6.55%
Advance Auto Parts, Inc.	1,686	249,022
Amazon.com, Inc.(b)	83	262,947
Aptiv PLC	3,079	365,477
Aramark	9,328	326,480
AutoNation, Inc.(b)	4,597	281,750
AutoZone, Inc.(b)	213	242,319
Best Buy Co., Inc.	2,410	262,208
Booking Holdings, Inc.(b)	155	314,410
BorgWarner, Inc.	6,216	241,492
Bright Horizons Family Solutions, Inc.(b)	1,904	323,889
	Shares	Value
Consumer Discretionary-(continued)
Brunswick Corp.	3,863	$288,334
Burlington Stores, Inc.(b)	1,261	275,579
Capri Holdings Ltd.(b)	12,964	458,666
CarMax, Inc.(b)	2,527	236,224
Carnival Corp.	14,481	289,330
Carter’s, Inc.	3,112	276,937
Carvana Co.(b)	1,450	362,804
Chegg, Inc.(b)	3,952	307,979
Chipotle Mexican Grill, Inc.(b)	214	275,938
Choice Hotels International, Inc.	2,682	267,261
Columbia Sportswear Co.	2,907	238,171
D.R. Horton, Inc.	3,714	276,693
Darden Restaurants, Inc.	2,880	310,982
Dick’s Sporting Goods, Inc.	4,632	263,144
Dollar General Corp.	1,313	286,996
Dollar Tree, Inc.(b)	2,870	313,519
Domino’s Pizza, Inc.	667	261,844
Dunkin’ Brands Group, Inc.	3,411	362,726
eBay, Inc.	4,948	249,528
Etsy, Inc.(b)	2,343	376,520
Expedia Group, Inc.	2,661	331,268
Extended Stay America, Inc.	21,031	288,335
Five Below, Inc.(b)	2,019	315,772
Floor & Decor Holdings, Inc., Class A(b)	3,591	287,603
Foot Locker, Inc.	7,815	292,281
Ford Motor Co.	37,468	340,209
frontdoor, inc.(b)	6,358	300,988
Gap, Inc. (The)	15,239	319,409
Garmin Ltd.	2,606	304,277
General Motors Co.	8,582	376,235
Gentex Corp.	9,826	320,328
Genuine Parts Co.	2,622	257,926
Graham Holdings Co., Class B	650	290,563
Grand Canyon Education, Inc.(b)	3,004	250,744
Grubhub, Inc.(b)	4,297	302,251
H&R Block, Inc.	17,601	330,899
Hanesbrands, Inc.	16,944	240,605
Harley-Davidson, Inc.	9,168	369,379
Hasbro, Inc.	3,295	306,534
Hilton Worldwide Holdings, Inc.	2,899	300,423
Home Depot, Inc. (The)	950	263,539
Hyatt Hotels Corp., Class A	4,573	329,119
Kohl’s Corp.	11,829	380,894
L Brands, Inc.	9,244	358,760
Las Vegas Sands Corp.	4,948	275,653
Lear Corp.	2,202	314,776
Leggett & Platt, Inc.	5,851	252,178
Lennar Corp., Class A	3,430	260,200
LKQ Corp.(b)	8,268	291,199
Lowe’s Cos., Inc.	1,635	254,766
lululemon athletica, inc.(b)	809	299,508
Marriott International, Inc., Class A	2,580	327,325
Mattel, Inc.(b)	23,367	361,955
McDonald’s Corp.	1,193	259,406
MGM Resorts International	11,335	320,214
Mohawk Industries, Inc.(b)	2,761	347,417
Newell Brands, Inc.	15,044	319,835
NIKE, Inc., Class B	2,256	303,883
Nordstrom, Inc.(d)	17,319	448,908
Norwegian Cruise Line Holdings Ltd.(b)(d)	14,440	330,243
NVR, Inc.(b)	66	263,814
Ollie’s Bargain Outlet Holdings, Inc.(b)	2,826	248,858
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
O’Reilly Automotive, Inc.(b)	552	$244,227
Peloton Interactive, Inc., Class A(b)	2,950	343,232
Penske Automotive Group, Inc.	5,385	296,552
Planet Fitness, Inc., Class A(b)	4,492	327,691
Polaris, Inc.	2,786	267,456
Pool Corp.	862	298,347
PulteGroup, Inc.	5,818	253,839
PVH Corp.	3,861	306,911
Qurate Retail, Inc., Class A	28,768	301,201
Ralph Lauren Corp.	3,430	294,122
Ross Stores, Inc.	2,855	306,970
Royal Caribbean Cruises Ltd.	3,692	290,967
Service Corp. International	5,975	290,624
Six Flags Entertainment Corp.	11,593	356,253
Skechers U.S.A., Inc., Class A(b)	8,653	289,616
Starbucks Corp.	3,051	299,059
Tapestry, Inc.	16,387	464,080
Target Corp.	1,774	318,486
Tempur Sealy International, Inc.(b)	12,166	306,462
Terminix Global Holdings, Inc.(b)	6,496	318,499
Tesla, Inc.(b)	695	394,482
Thor Industries, Inc.	2,714	261,928
Tiffany & Co.	2,264	297,671
TJX Cos., Inc. (The)	4,785	303,895
Toll Brothers, Inc.	5,990	283,626
Tractor Supply Co.	1,878	264,441
Ulta Beauty, Inc.(b)	1,116	307,346
Under Armour, Inc., Class A(b)(d)	24,106	399,436
Vail Resorts, Inc.	1,190	328,250
VF Corp.	3,784	315,586
Vroom, Inc.(b)(d)	5,269	188,946
Wayfair, Inc., Class A(b)(d)	977	248,510
Wendy’s Co. (The)	11,848	260,538
Whirlpool Corp.	1,529	297,559
Williams-Sonoma, Inc.	2,856	312,646
Wyndham Destinations, Inc.	8,142	342,453
Wyndham Hotels & Resorts, Inc.	4,915	282,612
Wynn Resorts Ltd.	3,107	312,253
Yum China Holdings, Inc. (China)	5,112	288,215
Yum! Brands, Inc.	2,804	296,663
		33,949,298
Consumer Staples-7.90%
Albertsons Cos., Inc., Class A(d)	53,236	853,373
Altria Group, Inc.	17,366	691,688
Archer-Daniels-Midland Co.	16,357	814,088
Beyond Meat, Inc.(b)(d)	5,263	736,294
Boston Beer Co., Inc. (The), Class A(b)	906	843,341
Brown-Forman Corp., Class B	9,460	763,044
Bunge Ltd.	16,583	976,573
Campbell Soup Co.	16,609	830,782
Casey’s General Stores, Inc.	4,251	772,322
Church & Dwight Co., Inc.	8,104	711,288
Clorox Co. (The)	3,501	710,563
Coca-Cola Co. (The)	15,055	776,838
Colgate-Palmolive Co.	9,852	843,725
Conagra Brands, Inc.	21,693	793,096
Constellation Brands, Inc., Class A	3,990	821,302
Costco Wholesale Corp.	762	298,529
Coty, Inc., Class A	70,741	508,628
Energizer Holdings, Inc.	18,511	775,426
Estee Lauder Cos., Inc. (The), Class A	1,208	296,347
Flowers Foods, Inc.	32,060	711,411
	Shares	Value
Consumer Staples-(continued)
General Mills, Inc.	12,871	$782,814
Grocery Outlet Holding Corp.(b)	19,695	760,621
Hain Celestial Group, Inc. (The)(b)	23,062	887,887
Herbalife Nutrition Ltd.(b)	15,219	729,142
Hershey Co. (The)	5,185	766,810
Hormel Foods Corp.	15,141	714,352
Ingredion, Inc.	9,463	730,070
JM Smucker Co. (The)	6,657	780,200
Kellogg Co.	11,406	728,957
Keurig Dr Pepper, Inc.	26,385	803,423
Kimberly-Clark Corp.	5,082	707,973
Kraft Heinz Co. (The)	23,889	786,904
Kroger Co. (The)	21,668	715,044
Lamb Weston Holdings, Inc.	12,140	878,693
McCormick & Co., Inc.	3,797	709,963
Molson Coors Beverage Co., Class B	21,145	972,670
Mondelez International, Inc., Class A	13,184	757,421
Monster Beverage Corp.(b)	9,204	780,315
Nu Skin Enterprises, Inc., Class A	14,804	762,554
PepsiCo, Inc.	5,586	805,669
Philip Morris International, Inc.	9,360	709,020
Pilgrim’s Pride Corp.(b)	45,048	850,957
Post Holdings, Inc.(b)	8,985	848,723
Procter & Gamble Co. (The)	5,506	764,618
Reynolds Consumer Products, Inc.	23,249	705,375
Seaboard Corp.	269	861,534
Spectrum Brands Holdings, Inc.	12,640	844,731
Sprouts Farmers Market, Inc.(b)	35,210	745,396
Sysco Corp.	12,184	868,597
TreeHouse Foods, Inc.(b)	18,319	753,461
Tyson Foods, Inc., Class A	11,863	773,468
US Foods Holding Corp.(b)	31,496	991,494
Walgreens Boots Alliance, Inc.	21,712	825,273
Walmart, Inc.	1,892	289,079
		40,921,866
Energy-9.03%
Antero Midstream Corp.	192,402	1,296,789
Apache Corp.	88,871	1,145,547
Baker Hughes Co., Class A	76,474	1,431,593
Cabot Oil & Gas Corp.	57,267	1,003,318
Cheniere Energy, Inc.(b)	21,733	1,232,044
Chevron Corp.	27,067	2,359,701
Cimarex Energy Co.	44,274	1,591,650
Concho Resources, Inc.	23,384	1,344,112
ConocoPhillips	32,344	1,279,529
Continental Resources, Inc.(d)	80,224	1,233,845
Devon Energy Corp.	119,677	1,674,281
Diamondback Energy, Inc.	35,323	1,411,507
EOG Resources, Inc.	28,004	1,312,828
EQT Corp.	75,884	1,129,154
Equitrans Midstream Corp.	110,413	900,970
Exxon Mobil Corp.	28,170	1,074,122
Halliburton Co.	74,612	1,237,813
Helmerich & Payne, Inc.	73,049	1,663,326
Hess Corp.	24,525	1,157,090
HollyFrontier Corp.	51,874	1,213,333
Kinder Morgan, Inc.	82,648	1,188,478
Marathon Oil Corp.	243,604	1,442,136
Marathon Petroleum Corp.	35,112	1,365,155
Murphy Oil Corp.	104,018	1,046,421
National Oilwell Varco, Inc.	95,653	1,172,706
Occidental Petroleum Corp.	104,369	1,644,855

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
ONEOK, Inc.	40,820	$1,464,213
Parsley Energy, Inc., Class A	112,410	1,408,497
Phillips 66	19,273	1,167,558
Pioneer Natural Resources Co.	11,665	1,173,266
Schlumberger Ltd.	60,145	1,250,415
Targa Resources Corp.	71,249	1,674,352
Valero Energy Corp.	23,346	1,255,314
Williams Cos., Inc. (The)	52,951	1,110,912
WPX Energy, Inc.(b)	244,459	1,740,548
		46,797,378
Financials-9.37%
Affiliated Managers Group, Inc.	4,249	370,173
Aflac, Inc.	7,741	340,062
AGNC Investment Corp.	19,728	301,444
Alleghany Corp.	521	299,679
Allstate Corp. (The)	3,027	309,813
Ally Financial, Inc.	11,863	351,738
American Express Co.	2,342	277,738
American Financial Group, Inc.	4,175	373,287
American International Group, Inc.	9,954	382,632
American National Group, Inc.	3,747	317,671
Ameriprise Financial, Inc.	1,868	346,028
Annaly Capital Management, Inc.	38,142	305,136
Aon PLC, Class A	1,388	284,387
Apollo Global Management, Inc.	6,230	271,753
Arch Capital Group Ltd.(b)	8,998	289,691
Ares Management Corp., Class A	7,115	320,531
Arthur J. Gallagher & Co.	2,750	317,377
Associated Banc-Corp.	21,582	330,636
Assurant, Inc.	2,366	305,498
Assured Guaranty Ltd.	13,770	414,890
Athene Holding Ltd., Class A(b)	7,853	348,281
AXIS Capital Holdings Ltd.	6,124	306,874
Bank of America Corp.	11,151	314,012
Bank of Hawaii Corp.	5,411	405,176
Bank of New York Mellon Corp. (The)	7,882	308,344
Bank OZK	12,713	355,455
Berkshire Hathaway, Inc., Class B(b)	1,286	294,378
BlackRock, Inc.	515	359,650
BOK Financial Corp.	5,262	352,291
Brighthouse Financial, Inc.(b)	9,484	332,888
Brown & Brown, Inc.	6,251	281,483
Capital One Financial Corp.	3,466	296,828
Carlyle Group, Inc. (The)	11,089	315,038
Cboe Global Markets, Inc.	3,217	293,776
Charles Schwab Corp. (The)	16,187	789,602
Chubb Ltd.	2,353	347,844
Cincinnati Financial Corp.	3,629	277,074
Citigroup, Inc.	5,501	302,940
Citizens Financial Group, Inc.	10,491	342,636
CME Group, Inc., Class A	1,711	299,476
CNA Financial Corp.	9,053	312,419
Comerica, Inc.	7,150	351,780
Commerce Bancshares, Inc.	5,048	332,966
Credit Acceptance Corp.(b)(d)	816	243,560
Cullen/Frost Bankers, Inc.	4,138	347,220
Discover Financial Services	5,184	394,865
East West Bancorp, Inc.	8,121	346,929
Eaton Vance Corp.	7,502	502,484
Equitable Holdings, Inc.	14,541	369,051
Erie Indemnity Co., Class A	1,272	286,976
Evercore, Inc., Class A	4,594	417,732
	Shares	Value
Financials-(continued)
Everest Re Group Ltd.	1,350	$306,895
F.N.B. Corp.	40,106	354,136
FactSet Research Systems, Inc.	862	287,701
Fidelity National Financial, Inc.	8,492	305,627
Fifth Third Bancorp	13,589	344,345
First American Financial Corp.	5,361	259,687
First Citizens BancShares, Inc., Class A	767	405,429
First Hawaiian, Inc.	18,028	395,174
First Horizon Corp.	30,638	374,396
First Republic Bank	2,609	338,022
Franklin Resources, Inc.	13,969	307,178
Globe Life, Inc.	3,500	325,850
GoHealth, Inc., Class A(b)(d)	20,765	218,863
Goldman Sachs Group, Inc. (The)	1,401	323,043
Hanover Insurance Group, Inc. (The)	2,936	329,860
Hartford Financial Services Group, Inc. (The)	7,206	318,505
Huntington Bancshares, Inc.	29,263	353,497
Interactive Brokers Group, Inc., Class A	5,953	314,080
Intercontinental Exchange, Inc.	2,854	301,126
Invesco Ltd., (Acquired 04/22/2016 - 11/30/2020; Cost $463,068)(c)(e)	27,324	443,469
Jefferies Financial Group, Inc.	16,431	373,477
JPMorgan Chase & Co.	2,808	331,007
Kemper Corp.	3,863	289,532
KeyCorp	22,810	352,643
KKR & Co., Inc., Class A	8,083	306,588
Lazard Ltd., Class A	9,033	337,112
Lemonade, Inc.(b)(d)	5,350	370,594
LendingTree, Inc.(b)(d)	925	236,411
Lincoln National Corp.	8,135	384,135
Loews Corp.	7,972	334,107
LPL Financial Holdings, Inc.	3,548	322,052
M&T Bank Corp.	2,831	329,783
Markel Corp.(b)	269	261,960
MarketAxess Holdings, Inc.	622	335,370
Marsh & McLennan Cos., Inc.	2,424	277,887
Mercury General Corp.	6,354	282,562
MetLife, Inc.	7,437	343,366
MGIC Investment Corp.	30,806	368,440
Moody’s Corp.	986	278,387
Morgan Stanley	11,184	691,507
Morningstar, Inc.	1,774	354,977
MSCI, Inc.	819	335,315
Nasdaq, Inc.	2,244	287,210
New Residential Investment Corp.	38,246	354,158
New York Community Bancorp, Inc.	32,150	311,533
Northern Trust Corp.	3,564	331,880
Old Republic International Corp.	18,193	326,019
OneMain Holdings, Inc.	9,497	370,288
PacWest Bancorp	15,387	357,902
People’s United Financial, Inc.	27,647	342,823
Pinnacle Financial Partners, Inc.	7,227	391,414
PNC Financial Services Group, Inc. (The)	2,591	357,739
Popular, Inc.	7,765	376,835
Primerica, Inc.	2,335	304,180
Principal Financial Group, Inc.	6,876	342,356
Progressive Corp. (The)	2,971	258,804
Prosperity Bancshares, Inc.	5,352	336,266
Prudential Financial, Inc.	4,168	315,184
Raymond James Financial, Inc.	3,842	349,430
Regions Financial Corp.	24,940	380,834
Reinsurance Group of America, Inc.	2,720	313,562

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
RenaissanceRe Holdings Ltd. (Bermuda)	1,599	$263,259
Rocket Cos., Inc., Class A(b)(d)	12,111	250,940
S&P Global, Inc.	814	286,349
Santander Consumer USA Holdings, Inc.	16,317	360,606
SEI Investments Co.	5,600	295,400
Signature Bank	3,042	341,282
SLM Corp.	37,528	398,172
Starwood Property Trust, Inc.	17,879	320,749
State Street Corp.	4,363	307,504
Sterling Bancorp	25,982	415,192
SVB Financial Group(b)	1,129	389,347
Synchrony Financial	9,470	288,551
Synovus Financial Corp.	12,944	408,642
T. Rowe Price Group, Inc.	2,231	319,948
TCF Financial Corp.	10,938	367,517
TFS Financial Corp.	19,335	332,562
Tradeweb Markets, Inc., Class A	5,280	314,952
Travelers Cos., Inc. (The)	2,506	324,903
Truist Financial Corp.	7,534	349,728
U.S. Bancorp	7,836	338,594
Umpqua Holdings Corp.	24,853	345,208
Unum Group	15,286	339,808
Virtu Financial, Inc., Class A	10,259	233,803
Voya Financial, Inc.	5,814	335,061
W.R. Berkley Corp.	4,495	292,759
Webster Financial Corp.	10,467	396,071
Wells Fargo & Co.	11,705	320,132
Western Alliance Bancorporation	8,229	421,901
White Mountains Insurance Group Ltd.	329	315,840
Willis Towers Watson PLC	1,353	281,681
Wintrust Financial Corp.	6,700	365,083
Zions Bancorporation N.A.	9,010	347,696
		48,521,944
Health Care-9.42%
10X Genomics, Inc., Class A(b)	3,035	464,689
Abbott Laboratories	3,312	358,425
AbbVie, Inc.	3,842	401,796
ABIOMED, Inc.(b)	1,265	346,737
Acadia Healthcare Co., Inc.(b)	11,945	507,065
ACADIA Pharmaceuticals, Inc.(b)	9,458	535,890
Acceleron Pharma, Inc.(b)	3,865	456,341
Adaptive Biotechnologies Corp.(b)	8,793	423,998
Agilent Technologies, Inc.	3,494	408,449
Agios Pharmaceuticals, Inc.(b)	8,991	416,463
Alexion Pharmaceuticals, Inc.(b)	3,248	396,613
Align Technology, Inc.(b)	1,050	505,355
Alkermes PLC(b)	20,063	366,350
Alnylam Pharmaceuticals, Inc.(b)	2,843	369,334
Amedisys, Inc.(b)	1,509	369,388
AmerisourceBergen Corp.	7,984	823,230
Amgen, Inc.	1,432	317,961
Anthem, Inc.	1,320	411,206
Avantor, Inc.(b)	15,787	430,669
Baxter International, Inc.	4,144	315,234
Becton, Dickinson and Co.	1,471	345,450
Berkeley Lights, Inc.(b)(d)	5,784	479,262
Biogen, Inc.(b)	1,292	310,300
BioMarin Pharmaceutical, Inc.(b)	4,793	377,209
Bio-Rad Laboratories, Inc., Class A(b)	686	369,411
Bio-Techne Corp.	1,398	424,027
Bluebird Bio, Inc.(b)	6,281	276,929
Boston Scientific Corp.(b)	8,409	278,758
	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	5,910	$368,784
Bruker Corp.	8,786	444,659
Cardinal Health, Inc.	7,098	387,480
Catalent, Inc.(b)	4,107	394,847
Centene Corp.(b)	6,032	371,873
Cerner Corp.	4,893	366,192
Change Healthcare, Inc.(b)	20,663	353,957
Charles River Laboratories International, Inc.(b)	1,602	375,701
Chemed Corp.	699	334,297
Cigna Corp.	2,030	424,554
Cooper Cos., Inc. (The)	1,061	355,668
CVS Health Corp.	12,978	879,779
Danaher Corp.	1,696	380,973
DaVita, Inc.(b)	3,933	432,040
DENTSPLY SIRONA, Inc.	7,880	401,013
DexCom, Inc.(b)	883	282,277
Edwards Lifesciences Corp.(b)	4,169	349,737
Elanco Animal Health, Inc.(b)	12,652	387,025
Eli Lilly and Co.	2,357	343,297
Encompass Health Corp.	5,421	436,824
Envista Holdings Corp.(b)	13,856	411,939
Exact Sciences Corp.(b)	4,658	563,898
Exelixis, Inc.(b)	16,491	315,968
Gilead Sciences, Inc.	5,403	327,800
Global Blood Therapeutics, Inc.(b)	6,465	296,808
Globus Medical, Inc., Class A(b)	6,219	373,638
Guardant Health, Inc.(b)	3,615	437,849
Haemonetics Corp.(b)	3,706	418,222
HCA Healthcare, Inc.	2,558	383,981
Henry Schein, Inc.(b)	5,405	347,596
Hill-Rom Holdings, Inc.	3,910	370,903
Hologic, Inc.(b)	5,748	397,359
Horizon Therapeutics PLC(b)	4,867	342,783
Humana, Inc.	876	350,856
ICU Medical, Inc.(b)	1,783	336,452
IDEXX Laboratories, Inc.(b)	937	431,938
Illumina, Inc.(b)	994	320,157
Incyte Corp.(b)	3,903	329,960
Insulet Corp.(b)	1,617	416,717
Integra LifeSciences Holdings Corp.(b)	7,949	435,049
Intuitive Surgical, Inc.(b)	487	353,586
Ionis Pharmaceuticals, Inc.(b)	6,686	337,844
Iovance Biotherapeutics, Inc.(b)	10,870	421,865
IQVIA Holdings, Inc.(b)	2,157	364,511
Jazz Pharmaceuticals PLC(b)	2,477	348,539
Johnson & Johnson	2,346	339,419
Laboratory Corp. of America Holdings(b)	1,897	379,096
Masimo Corp.(b)	1,600	407,184
McKesson Corp.	4,994	898,471
Medtronic PLC	3,287	373,732
Merck & Co., Inc.	4,122	331,368
Mettler-Toledo International, Inc.(b)	250	287,510
Moderna, Inc.(b)	5,986	914,302
Molina Healthcare, Inc.(b)	2,010	410,301
Nektar Therapeutics(b)	18,534	303,772
Neurocrine Biosciences, Inc.(b)	3,345	317,574
Novocure Ltd.(b)	3,942	495,312
Oak Street Health, Inc.(b)	7,846	370,096
Penumbra, Inc.(b)	1,716	380,780
PerkinElmer, Inc.	3,036	403,788
Perrigo Co. PLC	7,129	343,760
Pfizer, Inc.	9,662	370,151

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
PPD, Inc.(b)	10,191	$356,685
PRA Health Sciences, Inc.(b)	3,378	379,012
Premier, Inc., Class A	10,717	379,596
QIAGEN N.V.(b)(d)	6,989	337,289
Quest Diagnostics, Inc.	3,118	386,570
Quidel Corp.(b)	2,263	441,398
Reata Pharmaceuticals, Inc., Class A(b)	3,436	524,849
Regeneron Pharmaceuticals, Inc.(b)	627	323,551
Repligen Corp.(b)	2,363	448,190
ResMed, Inc.	2,002	419,619
Royalty Pharma PLC, Class A	8,735	372,111
Sage Therapeutics, Inc.(b)	6,350	470,472
Sarepta Therapeutics, Inc.(b)	2,709	381,590
Seagen, Inc.(b)	2,362	402,272
STERIS PLC	2,124	411,652
Stryker Corp.	1,708	398,647
Syneos Health, Inc.(b)	5,740	377,922
Tandem Diabetes Care, Inc.(b)	3,207	301,073
Teladoc Health, Inc.(b)	3,361	668,066
Teleflex, Inc.	912	349,068
Thermo Fisher Scientific, Inc.	821	381,749
United Therapeutics Corp.(b)	3,363	446,068
UnitedHealth Group, Inc.	1,131	380,401
Universal Health Services, Inc., Class B	3,052	398,530
Varian Medical Systems, Inc.(b)	1,992	346,568
Veeva Systems, Inc., Class A(b)	1,286	356,055
Vertex Pharmaceuticals, Inc.(b)	1,347	306,779
Viatris, Inc.(b)	24,030	404,185
Waters Corp.(b)	1,180	273,772
West Pharmaceutical Services, Inc.	1,255	345,326
Zimmer Biomet Holdings, Inc.	2,484	370,414
Zoetis, Inc.	2,178	349,308
		48,809,137
Industrials-9.86%
3M Co.	1,475	254,777
A.O. Smith Corp.	4,968	279,748
Acuity Brands, Inc.	2,305	273,650
ADT, Inc.	21,986	170,831
AECOM(b)	6,379	331,006
AGCO Corp.	3,204	296,402
Air Lease Corp.	7,792	284,953
Alaska Air Group, Inc.	6,331	322,691
Allegion PLC	2,480	282,819
Allison Transmission Holdings, Inc.	6,978	286,447
AMERCO	695	287,890
American Airlines Group, Inc.(d)	19,910	281,328
AMETEK, Inc.	2,451	290,517
Armstrong World Industries, Inc.	3,535	272,407
Axon Enterprise, Inc.(b)	2,854	358,719
AZEK Co., Inc. (The)(b)	7,044	251,612
Boeing Co. (The)	1,526	321,543
BWX Technologies, Inc.	4,261	242,366
C.H. Robinson Worldwide, Inc.	2,440	229,287
Carlisle Cos., Inc.	1,984	287,343
Carrier Global Corp.	8,253	314,192
Caterpillar, Inc.	1,604	278,438
Cintas Corp.	757	268,962
Clean Harbors, Inc.(b)	18,060	1,307,002
Colfax Corp.(b)	7,321	264,142
Copa Holdings S.A., Class A (Panama)	4,733	377,220
Copart, Inc.(b)	2,539	293,128
CoreLogic, Inc.	3,642	282,255
	Shares	Value
Industrials-(continued)
CoStar Group, Inc.(b)	642	$584,586
Crane Co.	4,459	310,034
CSX Corp.	3,173	285,729
Cummins, Inc.	1,162	268,620
Curtiss-Wright Corp.	2,578	297,140
Deere & Co.	1,118	292,491
Delta Air Lines, Inc.	8,145	327,836
Donaldson Co., Inc.	5,038	268,223
Dover Corp.	2,169	264,683
Dun & Bradstreet Holdings, Inc.(b)	11,799	316,331
Eaton Corp. PLC	2,380	288,242
Emerson Electric Co.	3,563	273,710
Equifax, Inc.	1,488	248,347
Expeditors International of Washington, Inc.	2,714	242,550
Fastenal Co.	25,553	1,263,596
FedEx Corp.	1,071	306,927
Flowserve Corp.	8,628	294,042
Fortive Corp.	3,147	220,699
Fortune Brands Home & Security, Inc.	3,160	263,860
FTI Consulting, Inc.(b)	2,208	231,884
Gates Industrial Corp. PLC(b)	21,848	281,402
Generac Holdings, Inc.(b)	1,336	288,042
General Dynamics Corp.	1,687	251,953
General Electric Co.	40,088	408,096
Graco, Inc.	4,070	275,702
GrafTech International Ltd.	182,238	1,439,680
HD Supply Holdings, Inc.(b)	6,142	342,601
HEICO Corp.	2,244	277,313
Hexcel Corp.	29,999	1,485,550
Honeywell International, Inc.	1,465	298,743
Howmet Aerospace, Inc.	14,165	332,311
Hubbell, Inc.	1,713	276,804
Huntington Ingalls Industries, Inc.	1,746	279,692
IAA, Inc.(b)	4,942	296,125
IDEX Corp.	1,356	261,911
IHS Markit Ltd.	3,633	361,338
Illinois Tool Works, Inc.	1,252	264,285
Ingersoll Rand, Inc.(b)	6,866	303,958
ITT, Inc.	3,887	282,313
J.B. Hunt Transport Services, Inc.	1,770	239,446
Jacobs Engineering Group, Inc.	2,641	284,805
JetBlue Airways Corp.(b)	21,135	318,927
Johnson Controls International PLC	5,848	269,242
Kansas City Southern	1,298	241,649
Kirby Corp.(b)	6,150	311,190
Knight-Swift Transportation Holdings, Inc.	5,256	217,020
L3Harris Technologies, Inc.	9,741	1,870,175
Landstar System, Inc.	1,817	238,790
Lennox International, Inc.	890	256,169
Lincoln Electric Holdings, Inc.	2,616	300,840
Lockheed Martin Corp.	635	231,775
Lyft, Inc., Class A(b)	8,771	334,789
Macquarie Infrastructure Corp.	9,065	293,253
ManpowerGroup, Inc.	3,510	304,141
Masco Corp.	4,170	223,804
Mercury Systems, Inc.(b)	3,588	255,537
Middleby Corp. (The)(b)	2,571	349,630
MSA Safety, Inc.	1,953	291,856
MSC Industrial Direct Co., Inc., Class A	3,810	317,449
Nielsen Holdings PLC	17,966	290,510
Nordson Corp.	1,259	256,597
Norfolk Southern Corp.	1,128	267,359

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	728	$220,045
nVent Electric PLC	13,295	305,785
Old Dominion Freight Line, Inc.	1,238	251,760
Oshkosh Corp.	3,193	257,036
Otis Worldwide Corp.	4,017	268,898
Owens Corning	3,729	271,732
PACCAR, Inc.	2,905	252,909
Parker-Hannifin Corp.	1,178	314,832
Pentair PLC	5,535	286,824
Quanta Services, Inc.	4,702	321,335
Raytheon Technologies Corp.	4,040	289,749
Regal Beloit Corp.	2,485	295,814
Republic Services, Inc.	10,440	1,009,757
Robert Half International, Inc.	4,718	302,801
Rockwell Automation, Inc.	1,096	280,094
Rollins, Inc.	4,787	273,721
Roper Technologies, Inc.	749	319,823
Ryder System, Inc.	5,828	345,134
Schneider National, Inc., Class B	8,962	187,306
Sensata Technologies Holding PLC(b)	5,704	278,526
Snap-on, Inc.	1,628	286,284
Southwest Airlines Co.	6,649	308,115
Spirit AeroSystems Holdings, Inc., Class A	12,640	429,760
Stanley Black & Decker, Inc.	1,533	282,547
Stericycle, Inc.(b)	16,515	1,163,317
Teledyne Technologies, Inc.(b)	781	295,171
Textron, Inc.	6,246	281,695
Timken Co. (The)	20,245	1,486,793
Toro Co. (The)	2,943	266,960
Trane Technologies PLC	2,082	304,472
TransDigm Group, Inc.	481	278,590
TransUnion	2,835	258,240
Trex Co., Inc.(b)	3,493	261,346
Trinity Industries, Inc.	12,430	284,025
Uber Technologies, Inc.(b)	7,195	357,304
Union Pacific Corp.	1,247	254,488
United Airlines Holdings, Inc.(b)	7,100	319,855
United Parcel Service, Inc., Class B	1,525	260,882
United Rentals, Inc.(b)	1,398	317,318
Univar Solutions, Inc.(b)	65,813	1,178,053
Valmont Industries, Inc.	2,004	326,612
Verisk Analytics, Inc.	1,325	262,761
Vertiv Holdings Co.(b)	17,545	328,267
Virgin Galactic Holdings, Inc.(b)(d)	13,787	366,872
W.W. Grainger, Inc.	686	286,954
Wabtec Corp.	3,575	262,047
Waste Management, Inc.	8,877	1,057,517
Watsco, Inc.	1,034	235,090
Woodward, Inc.	2,972	332,359
XPO Logistics, Inc.(b)	2,797	298,384
Xylem, Inc.	2,931	281,288
		51,061,224
Information Technology-15.22%
2U, Inc.(b)(d)	6,819	220,322
Accenture PLC, Class A	1,028	256,065
Adobe, Inc.(b)	624	298,565
Advanced Micro Devices, Inc.(b)	3,758	348,216
Akamai Technologies, Inc.(b)	2,790	288,793
Alliance Data Systems Corp.	5,318	388,959
Alteryx, Inc., Class A(b)	2,716	325,485
Amdocs Ltd.	5,201	342,278
Amphenol Corp., Class A	2,839	371,370
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	2,597	$361,191
Anaplan, Inc.(b)	5,157	360,938
ANSYS, Inc.(b)	936	316,424
Apple, Inc.	2,615	311,316
Applied Materials, Inc.	5,384	444,072
Arista Networks, Inc.(b)	1,440	389,808
Arrow Electronics, Inc.(b)	3,817	349,828
Aspen Technology, Inc.(b)	2,387	320,932
Atlassian Corp. PLC, Class A(b)	1,749	393,612
Autodesk, Inc.(b)	1,300	364,299
Automatic Data Processing, Inc.	1,822	316,809
Avalara, Inc.(b)	2,464	423,192
Avnet, Inc.	10,821	328,417
BigCommerce Holdings, Inc.(b)(d)	3,568	287,795
Bill.com Holdings, Inc.(b)	2,636	323,464
Black Knight, Inc.(b)	3,627	332,306
Booz Allen Hamilton Holding Corp.	2,859	248,133
Broadcom, Inc.	831	333,713
Broadridge Financial Solutions, Inc.	2,092	307,273
CACI International, Inc., Class A(b)	1,328	315,121
Cadence Design Systems, Inc.(b)	2,904	337,735
CDK Global, Inc.	6,771	324,331
CDW Corp.	2,694	351,540
Ceridian HCM Holding, Inc.(b)	3,892	375,267
Ciena Corp.(b)	42,234	1,892,083
Cirrus Logic, Inc.(b)	5,171	414,197
Cisco Systems, Inc.	43,362	1,865,433
Citrix Systems, Inc.	2,199	272,500
Cloudflare, Inc., Class A(b)	8,835	663,332
Cognex Corp.	3,844	288,838
Cognizant Technology Solutions Corp., Class A	4,527	353,695
Coherent, Inc.(b)	2,244	273,274
CommScope Holding Co., Inc.(b)	193,344	2,291,126
Corning, Inc.	9,308	348,305
Coupa Software, Inc.(b)	1,169	384,496
Cree, Inc.(b)	5,021	453,848
Crowdstrike Holdings, Inc., Class A(b)	2,295	351,778
Datadog, Inc., Class A(b)	3,678	363,828
Dell Technologies, Inc., Class C(b)	4,535	313,051
DocuSign, Inc.(b)	1,441	328,375
Dolby Laboratories, Inc., Class A	3,999	353,712
Dropbox, Inc., Class A(b)	15,011	299,770
Duck Creek Technologies, Inc.(b)	7,657	304,442
DXC Technology Co.	15,155	332,046
Dynatrace, Inc.(b)	7,587	288,458
EchoStar Corp., Class A(b)	62,878	1,494,610
Elastic N.V.(b)	2,914	360,753
Enphase Energy, Inc.(b)	15,963	2,180,067
Entegris, Inc.	4,567	422,996
EPAM Systems, Inc.(b)	932	300,412
Euronet Worldwide, Inc.(b)	2,636	354,384
Everbridge, Inc.(b)	2,462	312,526
F5 Networks, Inc.(b)	2,472	402,466
Fair Isaac Corp.(b)	582	275,158
Fastly, Inc., Class A(b)(d)	3,592	304,494
Fidelity National Information Services, Inc.	1,649	244,728
FireEye, Inc.(b)	23,381	351,416
First Solar, Inc.(b)	15,186	1,418,828
Fiserv, Inc.(b)	2,532	291,636
Five9, Inc.(b)	2,487	385,982
FleetCor Technologies, Inc.(b)	1,030	273,166
FLIR Systems, Inc.	7,168	274,104

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Fortinet, Inc.(b)	2,541	$313,127
Gartner, Inc.(b)	2,321	352,792
Genpact Ltd.	6,254	254,225
Global Payments, Inc.	1,430	279,122
Globant S.A. (Argentina)(b)	1,709	322,454
GoDaddy, Inc., Class A(b)	3,904	310,524
Guidewire Software, Inc.(b)	2,724	333,636
Hewlett Packard Enterprise Co.	32,179	355,256
HP, Inc.	15,608	342,283
HubSpot, Inc.(b)	1,038	409,315
Inphi Corp.(b)	2,878	446,464
Intel Corp.	6,059	292,953
International Business Machines Corp.	2,461	303,983
Intuit, Inc.	927	326,323
IPG Photonics Corp.(b)	1,862	385,453
Jabil, Inc.	9,687	370,237
Jack Henry & Associates, Inc.	1,540	247,724
Jamf Holding Corp.(b)	8,782	278,389
Juniper Networks, Inc.	75,180	1,636,669
Keysight Technologies, Inc.(b)	2,650	318,106
KLA Corp.	1,714	431,877
Lam Research Corp.	996	450,849
Leidos Holdings, Inc.	3,456	348,019
Littelfuse, Inc.	1,385	333,134
Lumentum Holdings, Inc.(b)	24,376	2,105,599
Manhattan Associates, Inc.(b)	3,129	319,909
Marvell Technology Group Ltd.	7,704	356,618
Mastercard, Inc., Class A	722	242,960
Maxim Integrated Products, Inc.	4,472	371,355
Medallia, Inc.(b)	9,388	328,486
Microchip Technology, Inc.	2,948	396,182
Micron Technology, Inc.(b)	6,612	423,763
Microsoft Corp.	1,445	309,331
MKS Instruments, Inc.	2,300	317,354
MongoDB, Inc.(b)	1,415	406,544
Monolithic Power Systems, Inc.	1,221	390,671
Motorola Solutions, Inc.	11,392	1,954,070
National Instruments Corp.	8,418	315,086
nCino, Inc.(b)(d)	3,523	287,089
NCR Corp.(b)	14,611	404,286
NetApp, Inc.	6,687	356,484
New Relic, Inc.(b)	5,099	304,563
NortonLifeLock, Inc.	13,299	242,441
Nuance Communications, Inc.(b)	9,658	416,550
Nutanix, Inc., Class A(b)	12,005	328,817
NVIDIA Corp.	603	323,244
Okta, Inc.(b)	1,496	366,580
ON Semiconductor Corp.(b)	13,784	396,290
Oracle Corp.	5,175	298,701
PagerDuty, Inc.(b)(d)	12,678	436,377
Palo Alto Networks, Inc.(b)	1,252	367,988
Paychex, Inc.	3,195	297,614
Paycom Software, Inc.(b)	1,077	449,195
Paylocity Holding Corp.(b)	1,716	337,366
PayPal Holdings, Inc.(b)	1,264	270,648
Pegasystems, Inc.	2,424	317,253
Pluralsight, Inc., Class A(b)	13,968	228,796
Proofpoint, Inc.(b)	2,900	300,121
PTC, Inc.(b)	3,541	381,897
Pure Storage, Inc., Class A(b)	20,561	375,649
Qorvo, Inc.(b)	2,443	382,769
QUALCOMM, Inc.	2,640	388,529
	Shares	Value
Information Technology-(continued)
RealPage, Inc.(b)	8,914	$614,977
RingCentral, Inc., Class A(b)	1,067	316,952
Sabre Corp.	35,228	396,315
salesforce.com, inc.(b)	1,198	294,468
Science Applications International Corp.	3,857	356,927
ServiceNow, Inc.(b)	656	350,665
Skyworks Solutions, Inc.	2,194	309,727
Slack Technologies, Inc., Class A(b)	11,456	491,233
Smartsheet, Inc., Class A(b)	6,396	371,160
SolarEdge Technologies, Inc.(b)	5,658	1,572,811
SolarWinds Corp.(b)	15,171	347,112
Splunk, Inc.(b)	1,537	313,825
Square, Inc., Class A(b)	1,705	359,687
SS&C Technologies Holdings, Inc.	4,989	343,692
StoneCo Ltd., Class A (Brazil)(b)	4,713	345,086
Switch, Inc., Class A	19,662	310,463
SYNNEX Corp.	2,393	383,622
Synopsys, Inc.(b)	1,460	332,150
Teradata Corp.(b)	13,083	286,910
Teradyne, Inc.	3,933	433,967
Texas Instruments, Inc.	2,162	348,622
Trade Desk, Inc. (The), Class A(b)	607	546,949
Trimble, Inc.(b)	4,891	292,824
Twilio, Inc., Class A(b)	1,283	410,675
Tyler Technologies, Inc.(b)	909	388,688
Ubiquiti, Inc.	11,216	2,782,802
Universal Display Corp.	1,792	410,440
VeriSign, Inc.(b)	1,499	300,879
ViaSat, Inc.(b)	48,632	1,653,488
Visa, Inc., Class A	1,194	251,158
VMware, Inc., Class A(b)(d)	2,121	296,707
Vontier Corp.(b)	1,252	41,529
Western Digital Corp.	8,186	367,388
Western Union Co. (The)	10,840	244,550
WEX, Inc.(b)	1,590	275,452
Workday, Inc., Class A(b)	1,431	321,674
Xerox Holdings Corp.	15,927	348,642
Xilinx, Inc.	3,003	437,087
Zebra Technologies Corp., Class A(b)	965	365,175
Zendesk, Inc.(b)	3,094	413,049
Zoom Video Communications, Inc., Class A(b)	771	368,816
Zscaler, Inc.(b)	2,238	348,569
		78,828,883
Materials-9.37%
Air Products and Chemicals, Inc.	3,722	1,042,681
Albemarle Corp.	11,963	1,626,609
Amcor PLC	21,648	245,272
AptarGroup, Inc.	2,053	259,335
Ardagh Group S.A.	16,110	286,436
Ashland Global Holdings, Inc.	15,341	1,153,183
Avery Dennison Corp.	9,634	1,438,742
Axalta Coating Systems Ltd.(b)	10,540	301,549
Ball Corp.	2,969	285,054
Berry Global Group, Inc.(b)	4,594	243,482
Cabot Corp.	29,556	1,223,914
Celanese Corp.	10,653	1,377,752
CF Industries Holdings, Inc.	34,798	1,297,965
Chemours Co. (The)	54,648	1,329,586
Corteva, Inc.	25,832	989,882
Crown Holdings, Inc.(b)	3,224	303,862
Dow, Inc.	23,073	1,223,100
DuPont de Nemours, Inc.	4,167	264,354

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Eagle Materials, Inc.	2,955	$268,875
Eastman Chemical Co.	14,269	1,389,801
Ecolab, Inc.	5,560	1,235,154
Element Solutions, Inc.	97,425	1,345,439
FMC Corp.	10,433	1,210,332
Freeport-McMoRan, Inc.	70,985	1,660,339
Graphic Packaging Holding Co.	17,368	266,078
Huntsman Corp.	49,546	1,227,254
International Flavors & Fragrances, Inc.(d)	9,128	1,023,249
International Paper Co.	29,449	1,457,137
Linde PLC (United Kingdom)	4,550	1,166,711
LyondellBasell Industries N.V., Class A	15,796	1,344,240
Martin Marietta Materials, Inc.	1,161	308,396
Mosaic Co. (The)	63,251	1,388,992
NewMarket Corp.	3,063	1,132,575
Newmont Corp.	16,524	971,942
Nucor Corp.	24,682	1,325,423
Olin Corp.	98,695	2,160,434
Packaging Corp. of America	2,325	302,250
PPG Industries, Inc.	1,913	280,771
Reliance Steel & Aluminum Co.	10,759	1,267,410
Royal Gold, Inc.	8,402	928,169
RPM International, Inc.	2,907	255,845
Scotts Miracle-Gro Co. (The)	6,963	1,223,886
Sealed Air Corp.	6,194	279,102
Sherwin-Williams Co. (The)	343	256,437
Silgan Holdings, Inc.	6,546	221,255
Sonoco Products Co.	4,527	262,838
Southern Copper Corp. (Peru)	24,599	1,460,443
Steel Dynamics, Inc.	38,535	1,395,352
Valvoline, Inc.	55,004	1,253,541
Vulcan Materials Co.	1,949	272,178
W.R. Grace & Co.	26,183	1,432,734
Westlake Chemical Corp.	18,029	1,354,879
Westrock Co.	7,547	318,559
		48,540,778
Real Estate-8.30%
Alexandria Real Estate Equities, Inc.	3,170	519,024
American Campus Communities, Inc.	14,514	577,657
American Homes 4 Rent, Class A	17,569	504,582
American Tower Corp.	2,046	473,035
Americold Realty Trust	13,722	468,332
Apartment Investment & Management Co., Class A	14,273	433,186
Apartment Investment & Management Co., Class A	2,672	81,108
Apple Hospitality REIT, Inc.	49,864	661,197
AvalonBay Communities, Inc.	3,331	554,911
Boston Properties, Inc.	6,012	590,138
Brandywine Realty Trust	48,070	535,019
Brixmor Property Group, Inc.	41,751	637,538
Brookfield Property REIT, Inc., Class A(d)	47,444	743,448
Camden Property Trust	5,619	555,326
CBRE Group, Inc., Class A(b)	10,694	653,831
CoreSite Realty Corp.	4,437	556,355
Corporate Office Properties Trust	22,015	586,259
Cousins Properties, Inc.	17,867	596,936
Crown Castle International Corp.	3,204	536,894
CubeSmart	15,754	512,478
CyrusOne, Inc.	6,678	466,859
Digital Realty Trust, Inc.	3,488	470,008
Douglas Emmett, Inc.	18,818	582,793
	Shares	Value
Real Estate-(continued)
Duke Realty Corp.	13,549	$515,675
Empire State Realty Trust, Inc., Class A	84,543	765,114
EPR Properties	15,524	559,174
Equinix, Inc.	686	478,684
Equity Commonwealth	16,615	440,464
Equity LifeStyle Properties, Inc.	7,999	468,661
Equity Residential	9,104	527,304
Essex Property Trust, Inc.	2,354	578,802
Extra Space Storage, Inc.	4,623	521,151
Federal Realty Investment Trust	6,513	568,064
First Industrial Realty Trust, Inc.	12,539	525,133
Gaming and Leisure Properties, Inc.	13,462	559,211
Healthcare Trust of America, Inc., Class A	19,137	498,136
Healthpeak Properties, Inc.	18,193	525,050
Highwoods Properties, Inc.	14,501	555,388
Host Hotels & Resorts, Inc.	44,571	625,331
Howard Hughes Corp. (The)(b)	8,576	623,732
Hudson Pacific Properties, Inc.	21,827	567,502
Invitation Homes, Inc.	17,879	510,982
Iron Mountain, Inc.(d)	17,051	468,903
JBG SMITH Properties	18,750	576,375
Jones Lang LaSalle, Inc.	5,037	666,345
Kilroy Realty Corp.	9,122	557,902
Kimco Realty Corp.	41,890	604,892
Lamar Advertising Co., Class A	7,904	629,237
Life Storage, Inc.	4,687	514,258
Medical Properties Trust, Inc.	27,661	536,623
Mid-America Apartment Communities, Inc.	4,363	550,436
National Retail Properties, Inc.	13,623	513,587
Omega Healthcare Investors, Inc.	15,669	551,862
Outfront Media, Inc.	32,018	606,421
Paramount Group, Inc.	71,065	657,351
Park Hotels & Resorts, Inc.	49,864	813,781
Prologis, Inc.	5,082	508,454
Public Storage	2,331	523,216
Rayonier, Inc.	18,303	515,596
Realty Income Corp.	7,968	477,841
Regency Centers Corp.	12,917	588,757
Rexford Industrial Realty, Inc.	10,899	522,280
SBA Communications Corp., Class A	1,675	481,027
Simon Property Group, Inc.	7,675	633,725
SL Green Realty Corp.	11,278	652,996
Spirit Realty Capital, Inc.	13,967	514,544
STORE Capital Corp.	17,979	585,396
Sun Communities, Inc.	3,561	494,979
Taubman Centers, Inc.	13,715	585,905
UDR, Inc.	14,858	571,587
Ventas, Inc.	11,648	558,056
VEREIT, Inc.	73,641	522,115
VICI Properties, Inc.	21,394	541,054
Vornado Realty Trust	15,078	586,685
Weingarten Realty Investors	29,303	612,726
Welltower, Inc.	8,490	534,700
Weyerhaeuser Co.	17,797	516,825
WP Carey, Inc.	7,428	514,092
		43,001,001
Utilities-7.76%
AES Corp. (The)	58,232	1,190,262
Alliant Energy Corp.	19,038	1,001,399
Ameren Corp.	12,966	1,008,495
American Electric Power Co., Inc.	12,627	1,071,906
American Water Works Co., Inc.	7,043	1,080,255

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	10,516	$1,008,379
Avangrid, Inc.	20,603	958,864
CenterPoint Energy, Inc.	52,014	1,206,205
CMS Energy Corp.	16,305	1,003,410
Consolidated Edison, Inc.	13,625	1,038,906
Dominion Energy, Inc.	12,593	988,425
DTE Energy Co.	8,408	1,057,810
Duke Energy Corp.	12,390	1,148,057
Edison International	20,087	1,232,538
Entergy Corp.	10,598	1,153,592
Essential Utilities, Inc.	25,886	1,172,118
Evergy, Inc.	19,046	1,055,339
Eversource Energy	11,896	1,041,019
Exelon Corp.	28,336	1,163,759
FirstEnergy Corp.	34,128	906,440
Hawaiian Electric Industries, Inc.	29,773	1,066,767
IDACORP, Inc.	11,813	1,070,022
MDU Resources Group, Inc.	10,327	257,555
National Fuel Gas Co.	23,231	956,420
NextEra Energy, Inc.	14,623	1,076,107
NiSource, Inc.	46,453	1,124,163
NRG Energy, Inc.	31,596	1,034,769
OGE Energy Corp.	32,646	1,057,404
PG&E Corp.(b)	112,351	1,426,858
Pinnacle West Capital Corp.	14,154	1,158,505
PPL Corp.	36,343	1,032,868
Public Service Enterprise Group, Inc.	19,429	1,132,322
Sempra Energy	8,394	1,070,067
Southern Co. (The)	19,692	1,178,566
UGI Corp.	30,145	1,069,545
Vistra Corp.	54,806	1,023,776
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	10,331	$980,928
Xcel Energy, Inc.	14,341	966,010
		40,169,830
Total Common Stocks & Other Equity Interests (Cost $451,203,183)		517,946,701
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $195,781)	195,781	195,781
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $451,398,964)		518,142,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.10%
Invesco Private Government Fund, 0.02%(e)(f)(g)	4,286,883	4,286,883
Invesco Private Prime Fund, 0.12%(e)(f)(g)	6,589,522	6,591,499
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,878,382)		10,878,382
TOTAL INVESTMENTS IN SECURITIES-102.13% (Cost $462,277,346)		529,020,864
OTHER ASSETS LESS LIABILITIES-(2.13)%		(11,053,295)
NET ASSETS-100.00%		$517,967,569

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The aggregate value of these securities at period end was $2,297,077, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$185,854	$109,325	$(9,098)	$154,838	$2,550	$443,469	$4,250
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,805,284	(2,609,503)	-	-	195,781	8
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,654,460	(1,654,460)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Private Government Fund	$7,244,822	$11,528,219	$(14,486,158)	$-	$-	$4,286,883	$526*
Invesco Private Prime Fund	2,301,736	11,826,054	(7,536,539)	-	248	6,591,499	1,302*
Total	$9,732,412	$27,923,342	$(26,295,758)	$154,838	$2,798	$11,517,632	$6,088

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-5.58%
Activision Blizzard, Inc.	311	$24,718
Alphabet, Inc., Class A(b)	8	14,035
Alphabet, Inc., Class C(b)	7	12,325
Altice USA, Inc., Class A(b)	845	28,663
AT&T, Inc.	701	20,154
Cable One, Inc.	13	25,749
Charter Communications, Inc., Class A, (Acquired 12/20/2019; Cost $19,049)(b)(c)	40	26,080
Comcast Corp., Class A	526	26,426
Electronic Arts, Inc.(b)	187	23,889
John Wiley & Sons, Inc., Class A	535	18,479
Liberty Broadband Corp., Class C(b)	161	25,333
Match Group, Inc.(b)	240	33,411
Netflix, Inc.(b)	52	25,516
New York Times Co. (The), Class A	530	22,742
Omnicom Group, Inc.	386	24,318
Take-Two Interactive Software, Inc.(b)	171	30,867
T-Mobile US, Inc.(b)	219	29,114
United States Cellular Corp.(b)	673	21,099
Verizon Communications, Inc.	388	23,439
Zynga, Inc., Class A(b)	2,377	19,610
		475,967
Consumer Discretionary-6.92%
Amazon.com, Inc.(b)	9	28,512
AutoZone, Inc.(b)	19	21,615
Columbia Sportswear Co.	269	22,039
Dollar General Corp.	115	25,137
Dollar Tree, Inc.(b)	234	25,562
Domino’s Pizza, Inc.	57	22,376
frontdoor, inc.(b)	485	22,960
Garmin Ltd.	227	26,505
Grand Canyon Education, Inc.(b)	221	18,447
Hasbro, Inc.	285	26,514
Home Depot, Inc. (The)	89	24,690
McDonald’s Corp.	115	25,006
NIKE, Inc., Class B	212	28,556
Pool Corp.	82	28,381
Ross Stores, Inc.	222	23,869
Service Corp. International	555	26,995
Starbucks Corp.	274	26,857
Target Corp.	182	32,674
Terminix Global Holdings, Inc.(b)	656	32,164
Tiffany & Co.	194	25,507
TJX Cos., Inc. (The)	394	25,023
Tractor Supply Co.	181	25,487
Yum China Holdings, Inc. (China)	444	25,033
		589,909
Consumer Staples-8.54%
Archer-Daniels-Midland Co.	537	26,726
Brown-Forman Corp., Class A	68	5,014
Brown-Forman Corp., Class B	274	22,101
Campbell Soup Co.	453	22,659
Casey’s General Stores, Inc.	128	23,255
Church & Dwight Co., Inc.	295	25,892
Clorox Co. (The)	105	21,311
Coca-Cola Co. (The)	461	23,788
Colgate-Palmolive Co.	304	26,035
Costco Wholesale Corp.	72	28,207
Estee Lauder Cos., Inc. (The), Class A	108	26,495
Flowers Foods, Inc.	965	21,413
	Shares	Value
Consumer Staples-(continued)
General Mills, Inc.	359	$21,834
Hershey Co. (The)	165	24,402
Hormel Foods Corp.	464	21,891
Ingredion, Inc.	257	19,828
JM Smucker Co. (The)	193	22,620
Kellogg Co.	337	21,538
Keurig Dr Pepper, Inc.	775	23,599
Kimberly-Clark Corp.	155	21,593
Kroger Co. (The)	675	22,275
McCormick & Co., Inc.	126	23,559
Mondelez International, Inc., Class A	417	23,957
Monster Beverage Corp.(b)	305	25,858
PepsiCo, Inc.	164	23,654
Philip Morris International, Inc.	297	22,498
Procter & Gamble Co. (The)	184	25,552
Seaboard Corp.	7	22,419
Sprouts Farmers Market, Inc.(b)	862	18,248
Tyson Foods, Inc., Class A	362	23,602
Walgreens Boots Alliance, Inc.	506	19,233
Walmart, Inc.	180	27,502
		728,558
Energy-0.22%
Cabot Oil & Gas Corp.	1,085	19,009
Financials-11.55%
Aflac, Inc.	578	25,392
Alleghany Corp.	40	23,008
Allstate Corp. (The)	220	22,517
American Financial Group, Inc.	335	29,952
American National Group, Inc.	273	23,145
Aon PLC, Class A	111	22,743
Arch Capital Group Ltd.(b)	683	21,989
Arthur J. Gallagher & Co.	222	25,621
Assurant, Inc.	204	26,340
AXIS Capital Holdings Ltd.	558	27,961
Berkshire Hathaway, Inc., Class B(b)	115	26,325
Brown & Brown, Inc.	513	23,100
Cboe Global Markets, Inc.	213	19,451
Chubb Ltd.	175	25,870
Cincinnati Financial Corp.	341	26,035
CME Group, Inc., Class A	118	20,654
CNA Financial Corp.	698	24,088
Erie Indemnity Co., Class A	119	26,848
Everest Re Group Ltd.	104	23,642
FactSet Research Systems, Inc.	69	23,029
Hanover Insurance Group, Inc. (The)	211	23,706
Hartford Financial Services Group, Inc. (The)	525	23,205
Interactive Brokers Group, Inc., Class A	503	26,538
Intercontinental Exchange, Inc.	222	23,423
Kemper Corp.	326	24,434
MarketAxess Holdings, Inc.	42	22,646
Marsh & McLennan Cos., Inc.	199	22,813
Mercury General Corp.	519	23,080
MSCI, Inc.	69	28,250
Nasdaq, Inc.	185	23,678
Northern Trust Corp.	259	24,118
Old Republic International Corp.	1,304	23,368
Progressive Corp. (The)	275	23,955
RenaissanceRe Holdings Ltd. (Bermuda)	118	19,428
S&P Global, Inc.	65	22,866
TFS Financial Corp.	1,419	24,407
Travelers Cos., Inc. (The)	190	24,634
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Virtu Financial, Inc., Class A	995	$22,676
W.R. Berkley Corp.	366	23,838
White Mountains Insurance Group Ltd.	25	24,000
Willis Towers Watson PLC	107	22,276
		985,049
Health Care-16.44%
Abbott Laboratories	238	25,756
AbbVie, Inc.	245	25,622
Agilent Technologies, Inc.	241	28,173
AmerisourceBergen Corp.	222	22,890
Amgen, Inc.	98	21,760
Anthem, Inc.	75	23,364
Baxter International, Inc.	245	18,637
Becton, Dickinson and Co.	91	21,370
Biogen, Inc.(b)	72	17,292
BioMarin Pharmaceutical, Inc.(b)	198	15,583
Bio-Rad Laboratories, Inc., Class A(b)	46	24,771
Boston Scientific Corp.(b)	583	19,326
Bristol-Myers Squibb Co.	366	22,838
Centene Corp.(b)	337	20,776
Cerner Corp.	295	22,078
Chemed Corp.	47	22,478
Cigna Corp.	108	22,587
Cooper Cos., Inc. (The)	69	23,130
CVS Health Corp.	330	22,371
Danaher Corp.	130	29,202
DENTSPLY SIRONA, Inc.	462	23,511
DexCom, Inc.(b)	60	19,181
Edwards Lifesciences Corp.(b)	290	24,328
Eli Lilly and Co.	143	20,828
Encompass Health Corp.	300	24,174
Exelixis, Inc.(b)	940	18,010
Gilead Sciences, Inc.	296	17,958
Henry Schein, Inc.(b)	349	22,444
Hill-Rom Holdings, Inc.	215	20,395
Humana, Inc.	55	22,029
ICU Medical, Inc.(b)	111	20,946
IDEXX Laboratories, Inc.(b)	69	31,808
Illumina, Inc.(b)	61	19,647
Insulet Corp.(b)	122	31,441
Intuitive Surgical, Inc.(b)	38	27,590
Ionis Pharmaceuticals, Inc.(b)	388	19,606
Johnson & Johnson	148	21,413
Masimo Corp.(b)	98	24,940
McKesson Corp.	136	24,468
Medtronic PLC	225	25,582
Merck & Co., Inc.	269	21,625
Mettler-Toledo International, Inc.(b)	26	29,901
Molina Healthcare, Inc.(b)	122	24,904
Neurocrine Biosciences, Inc.(b)	183	17,374
Penumbra, Inc.(b)(d)	124	27,516
Pfizer, Inc.	611	23,407
Premier, Inc., Class A	648	22,952
Regeneron Pharmaceuticals, Inc.(b)	37	19,093
ResMed, Inc.	135	28,296
STERIS PLC	135	26,164
Stryker Corp.	110	25,674
Teleflex, Inc.	59	22,582
Thermo Fisher Scientific, Inc.	64	29,759
United Therapeutics Corp.(b)	173	22,947
UnitedHealth Group, Inc.	73	24,553
Veeva Systems, Inc., Class A(b)	103	28,518
	Shares	Value
Health Care-(continued)
Vertex Pharmaceuticals, Inc.(b)	78	$17,765
Waters Corp.(b)	110	25,521
West Pharmaceutical Services, Inc.	105	28,892
Zoetis, Inc.	153	24,538
		1,402,284
Industrials-12.88%
3M Co.	136	23,491
AMERCO	69	28,582
C.H. Robinson Worldwide, Inc.	260	24,432
Carlisle Cos., Inc.	171	24,766
Caterpillar, Inc.	171	29,684
CoStar Group, Inc.(b)	34	30,959
Deere & Co.	139	36,365
Eaton Corp. PLC	247	29,914
Expeditors International of Washington, Inc.	277	24,756
General Dynamics Corp.	140	20,909
Graco, Inc.	440	29,806
GrafTech International Ltd.	2,788	22,025
HD Supply Holdings, Inc.(b)	636	35,476
Honeywell International, Inc.	142	28,957
Hubbell, Inc.	168	27,147
IDEX Corp.	131	25,303
IHS Markit Ltd.	305	30,335
J.B. Hunt Transport Services, Inc.	191	25,838
Jacobs Engineering Group, Inc.	247	26,636
Kansas City Southern	144	26,808
L3Harris Technologies, Inc.	110	21,119
Landstar System, Inc.	192	25,233
Lennox International, Inc.	99	28,495
Lockheed Martin Corp.	55	20,075
Northrop Grumman Corp.	65	19,647
Old Dominion Freight Line, Inc.	133	27,047
PACCAR, Inc.	292	25,422
Republic Services, Inc.	248	23,987
Rollins, Inc.	488	27,904
Roper Technologies, Inc.	55	23,485
Schneider National, Inc., Class B	938	19,604
Southwest Airlines Co.	597	27,665
Teledyne Technologies, Inc.(b)	61	23,054
Toro Co. (The)	309	28,029
Trane Technologies PLC	235	34,366
United Parcel Service, Inc., Class B	210	35,925
Verisk Analytics, Inc.	129	25,582
W.W. Grainger, Inc.	69	28,863
Waste Management, Inc.	200	23,826
Watsco, Inc.	122	27,738
Xylem, Inc.	311	29,847
		1,099,102
Information Technology-13.48%
Accenture PLC, Class A	105	26,154
Adobe, Inc.(b)	57	27,273
Advanced Micro Devices, Inc.(b)	419	38,825
Akamai Technologies, Inc.(b)	215	22,255
Amdocs Ltd.	346	22,770
Arista Networks, Inc.(b)	95	25,716
Aspen Technology, Inc.(b)	194	26,083
Automatic Data Processing, Inc.	144	25,039
Black Knight, Inc.(b)	288	26,387
Booz Allen Hamilton Holding Corp.	269	23,347
Broadcom, Inc.	72	28,914
Broadridge Financial Solutions, Inc.	177	25,998

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
CACI International, Inc., Class A(b)	84	$19,932
Cadence Design Systems, Inc.(b)	237	27,563
Ciena Corp.(b)	383	17,158
Cisco Systems, Inc.	463	19,918
Citrix Systems, Inc.	155	19,208
Corning, Inc.	879	32,892
Dell Technologies, Inc., Class C(b)	453	31,271
Dolby Laboratories, Inc., Class A	349	30,869
Fidelity National Information Services, Inc.	155	23,004
Fiserv, Inc.(b)	203	23,382
GoDaddy, Inc., Class A(b)	271	21,555
HP, Inc.	1,291	28,312
Intel Corp.	356	17,213
Intuit, Inc.	75	26,401
Jack Henry & Associates, Inc.	125	20,108
Juniper Networks, Inc.	903	19,658
Leidos Holdings, Inc.	205	20,644
Marvell Technology Group Ltd.	605	28,005
Mastercard, Inc., Class A	72	24,229
Microsoft Corp.	117	25,046
Motorola Solutions, Inc.	149	25,558
NortonLifeLock, Inc.	1,066	19,433
Oracle Corp.	413	23,838
Paychex, Inc.	295	27,479
PTC, Inc.(b)	273	29,443
RealPage, Inc.(b)	321	22,146
Switch, Inc., Class A	1,195	18,869
Synopsys, Inc.(b)	118	26,845
Teradata Corp.(b)	1,016	22,281
Texas Instruments, Inc.	174	28,057
Tyler Technologies, Inc.(b)	58	24,801
VeriSign, Inc.(b)	102	20,473
Visa, Inc., Class A	111	23,349
VMware, Inc., Class A(b)(d)	147	20,564
Western Union Co. (The)	965	21,770
		1,150,035
Materials-4.95%
Air Products and Chemicals, Inc.	89	24,933
AptarGroup, Inc.	195	24,632
Avery Dennison Corp.	185	27,628
Ball Corp.	298	28,611
CF Industries Holdings, Inc.	682	25,439
FMC Corp.	214	24,826
Linde PLC (United Kingdom)	104	26,668
Martin Marietta Materials, Inc.	105	27,891
NewMarket Corp.	51	18,858
Newmont Corp.	388	22,822
Packaging Corp. of America	202	26,260
Royal Gold, Inc.	173	19,111
RPM International, Inc.	283	24,907
Sherwin-Williams Co. (The)	37	27,662
Silgan Holdings, Inc.	661	22,342
Sonoco Products Co.	405	23,514
Vulcan Materials Co.	185	25,835
		421,939
Real Estate-11.07%
Alexandria Real Estate Equities, Inc.	143	23,413
American Homes 4 Rent, Class A	806	23,148
American Tower Corp.	83	19,190
Americold Realty Trust(d)	614	20,956
Apartment Investment & Management Co., Class A	550	16,693
	Shares	Value
Real Estate-(continued)
Apartment Investment & Management Co., Class A	123	$3,726
AvalonBay Communities, Inc.	135	22,490
Brandywine Realty Trust	2,014	22,416
Camden Property Trust	225	22,237
CoreSite Realty Corp.	185	23,197
Corporate Office Properties Trust	817	21,757
Cousins Properties, Inc.	625	20,881
Crown Castle International Corp.	125	20,946
CubeSmart	748	24,332
Digital Realty Trust, Inc.	158	21,291
Douglas Emmett, Inc.	678	20,998
Duke Realty Corp.	604	22,988
Empire State Realty Trust, Inc., Class A(d)	2,838	25,684
Equinix, Inc.	32	22,329
Equity Commonwealth	660	17,497
Equity LifeStyle Properties, Inc.	345	20,214
Equity Residential	358	20,735
Essex Property Trust, Inc.	88	21,637
Extra Space Storage, Inc.	213	24,011
Healthcare Trust of America, Inc., Class A	804	20,928
Healthpeak Properties, Inc.	800	23,088
Highwoods Properties, Inc.	525	20,108
Hudson Pacific Properties, Inc.	781	20,306
Invitation Homes, Inc.	788	22,521
Iron Mountain, Inc.(d)	777	21,367
JBG SMITH Properties	689	21,180
Kilroy Realty Corp.	348	21,284
Life Storage, Inc.	214	23,480
Medical Properties Trust, Inc.	1,125	21,825
Mid-America Apartment Communities, Inc.	177	22,330
National Retail Properties, Inc.	600	22,620
Prologis, Inc.	226	22,611
Public Storage	105	23,568
Rayonier, Inc.	887	24,987
Realty Income Corp.	360	21,589
Sun Communities, Inc.	153	21,267
Taubman Centers, Inc.	521	22,257
UDR, Inc.	564	21,697
WP Carey, Inc.	325	22,493
		944,272
Utilities-8.36%
AES Corp. (The)	1,625	33,215
Alliant Energy Corp.	433	22,776
Ameren Corp.	290	22,556
American Electric Power Co., Inc.	249	21,138
American Water Works Co., Inc.	166	25,461
Atmos Energy Corp.	211	20,233
Avangrid, Inc.	471	21,920
CMS Energy Corp.	368	22,647
Consolidated Edison, Inc.	292	22,265
Dominion Energy, Inc.	255	20,015
DTE Energy Co.	195	24,533
Duke Energy Corp.	247	22,887
Edison International	363	22,274
Entergy Corp.	213	23,185
Essential Utilities, Inc.	489	22,142
Evergy, Inc.	348	19,283
Eversource Energy	255	22,315
Exelon Corp.	554	22,753
FirstEnergy Corp.	507	13,466
Hawaiian Electric Industries, Inc.	560	20,065
IDACORP, Inc.	226	20,471

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	975	$24,316
National Fuel Gas Co.	515	21,202
NextEra Energy, Inc.	340	25,020
NiSource, Inc.	873	21,127
Pinnacle West Capital Corp.	275	22,509
PPL Corp.	738	20,974
Public Service Enterprise Group, Inc.	418	24,361
Sempra Energy	167	21,289
Southern Co. (The)	375	22,444
WEC Energy Group, Inc.	235	22,313
Xcel Energy, Inc.	325	21,892
		713,047
Total Common Stocks & Other Equity Interests (Cost $7,625,972)		8,529,171
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $1,256)	1,256	1,256
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $7,627,228)		8,530,427
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.40%
Invesco Private Government Fund, 0.02%(e)(f)(g)	47,935	$47,935
Invesco Private Prime Fund, 0.12%(e)(f)(g)	71,442	71,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $119,398)		119,398
TOTAL INVESTMENTS IN SECURITIES-101.40% (Cost $7,746,626)		8,649,825
OTHER ASSETS LESS LIABILITIES-(1.40)%		(119,399)
NET ASSETS-100.00%		$8,530,426

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$112,727	$(111,471)	$-	$-	$1,256	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	87,386	(87,386)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	41,433	180,462	(173,960)	-	-	47,935	3*
Invesco Private Prime Fund	13,298	205,241	(147,077)	-	1	71,463	10*
Total	$54,731	$585,816	$(519,894)	$-	$1	$120,654	$13

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Enhanced Value ETF (SPVU)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Communication Services-6.09%
AT&T, Inc.	114,253	$3,284,774
CenturyLink, Inc.	36,905	385,657
Discovery, Inc., Class C(b)	8,681	208,518
DISH Network Corp., Class A(b)	5,407	193,949
ViacomCBS, Inc., Class B	19,498	687,889
		4,760,787
Consumer Discretionary-10.36%
Best Buy Co., Inc.	5,384	585,779
BorgWarner, Inc.	5,597	217,443
Carnival Corp.	17,718	354,006
D.R. Horton, Inc.	7,487	557,781
Ford Motor Co.	111,084	1,008,643
Gap, Inc. (The)	8,226	172,417
General Motors Co.	57,826	2,535,092
Hanesbrands, Inc.	8,347	118,527
Lennar Corp., Class A	8,040	609,914
LKQ Corp.(b)	7,830	275,773
MGM Resorts International	15,139	427,677
Mohawk Industries, Inc.(b)	1,864	234,547
PulteGroup, Inc.	6,348	276,963
PVH Corp.	3,041	241,729
Ralph Lauren Corp.	1,201	102,986
Whirlpool Corp.	1,932	375,987
		8,095,264
Consumer Staples-5.80%
Archer-Daniels-Midland Co.	20,507	1,020,633
Kraft Heinz Co. (The)	16,747	551,646
Kroger Co. (The)	29,517	974,061
Molson Coors Beverage Co., Class B	5,501	253,046
Tyson Foods, Inc., Class A	8,713	568,088
Walgreens Boots Alliance, Inc.	30,684	1,166,299
		4,533,773
Energy-7.89%
ConocoPhillips	22,170	877,045
Diamondback Energy, Inc.	3,947	157,722
Exxon Mobil Corp.	72,511	2,764,844
HollyFrontier Corp.	5,727	133,955
Marathon Oil Corp.	22,661	134,153
Marathon Petroleum Corp.	12,650	491,832
Phillips 66	13,187	798,869
Valero Energy Corp.	14,938	803,216
		6,161,636
Financials-40.26%
Aflac, Inc.	19,350	850,045
Allstate Corp. (The)	9,121	933,534
American International Group, Inc.	36,060	1,386,146
Assurant, Inc.	1,509	194,842
Bank of America Corp.	138,032	3,886,981
Bank of New York Mellon Corp. (The)	22,458	878,557
Capital One Financial Corp.	14,243	1,219,771
Citigroup, Inc.	65,742	3,620,412
Citizens Financial Group, Inc.	14,122	461,225
Comerica, Inc.	4,305	211,806
Everest Re Group Ltd.	1,040	236,423
Fifth Third Bancorp	19,899	504,241
Franklin Resources, Inc.	6,296	138,449
Goldman Sachs Group, Inc. (The)	7,862	1,812,820
Hartford Financial Services Group, Inc. (The)	11,185	494,377
Huntington Bancshares, Inc.	24,466	295,549
	Shares	Value
Financials-(continued)
Invesco Ltd., (Acquired 12/12/2018 - 11/20/2020; Cost $242,563)(c)(d)	13,067	$212,077
KeyCorp	25,474	393,828
Lincoln National Corp.	7,839	370,158
Loews Corp.	7,814	327,485
M&T Bank Corp.	3,203	373,117
MetLife, Inc.	35,373	1,633,171
Morgan Stanley	29,605	1,830,477
People’s United Financial, Inc.	12,753	158,137
Principal Financial Group, Inc.	8,111	403,847
Prudential Financial, Inc.	18,095	1,368,344
Regions Financial Corp.	27,314	417,085
State Street Corp.	8,504	599,362
Synchrony Financial	13,700	417,439
Travelers Cos., Inc. (The)	6,370	825,871
Truist Financial Corp.	32,272	1,498,066
Unum Group	9,903	220,144
Wells Fargo & Co.	113,833	3,113,333
Zions Bancorporation N.A.	4,292	165,628
		31,452,747
Health Care-13.29%
AmerisourceBergen Corp.	5,368	553,494
Anthem, Inc.	5,980	1,862,890
Centene Corp.(b)	18,534	1,142,621
Cigna Corp.	10,553	2,207,054
CVS Health Corp.	50,067	3,394,042
McKesson Corp.	5,432	977,271
Viatris, Inc.(b)	14,419	242,528
		10,379,900
Industrials-8.83%
Alaska Air Group, Inc.	3,851	196,285
Delta Air Lines, Inc.	20,393	820,818
Howmet Aerospace, Inc.	12,182	285,790
Johnson Controls International PLC	21,526	991,057
Quanta Services, Inc.	4,222	288,531
Raytheon Technologies Corp.	37,444	2,685,484
Southwest Airlines Co.	12,214	565,997
Textron, Inc.	6,505	293,376
United Airlines Holdings, Inc.(b)	9,681	436,129
United Rentals, Inc.(b)	1,467	332,980
		6,896,447
Information Technology-2.10%
DXC Technology Co.	6,632	145,307
Hewlett Packard Enterprise Co.	39,804	439,437
HP, Inc.	39,600	868,428
Xerox Holdings Corp.	8,463	185,255
		1,638,427
Materials-2.79%
Eastman Chemical Co.	2,983	290,544
International Paper Co.	8,793	435,078
LyondellBasell Industries N.V., Class A	5,976	508,557
Nucor Corp.	8,464	454,517
Westrock Co.	11,622	490,565
		2,179,261
Real Estate-0.92%
CBRE Group, Inc., Class A(b)	7,479	457,266
SL Green Realty Corp.	2,055	118,985
Vornado Realty Trust	3,651	142,060
		718,311
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-1.24%
Exelon Corp.	23,572	$968,102
Total Common Stocks & Other Equity Interests (Cost $82,634,796)		77,784,655
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(e) (Cost $51,693)	51,693	51,693
TOTAL INVESTMENTS IN SECURITIES-99.64% (Cost $82,686,489)		77,836,348
OTHER ASSETS LESS LIABILITIES-0.36%		280,881
NET ASSETS-100.00%		$78,117,229
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$132,722	$10,036	$(11,240)	$77,517	$3,042	$212,077	$2,059
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	718,548	(666,855)	-	-	51,693	2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	38,540	570,488	(609,028)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	343,943	(343,943)	-	-	-	2*
Invesco Private Prime Fund	-	428,137	(428,140)	-	3	-	6*
Total	$171,262	$2,071,152	$(2,059,206)	$77,517	$3,045	$263,770	$2,070

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.41%
Activision Blizzard, Inc.	6,863	$545,471
Alphabet, Inc., Class C(b)	307	540,547
AT&T, Inc.	20,086	577,473
Charter Communications, Inc., Class A, (Acquired 02/21/2020; Cost $511,257)(b)(c)	955	622,650
Comcast Corp., Class A	11,362	570,827
Electronic Arts, Inc.(b)	4,847	619,204
T-Mobile US, Inc.(b)	4,019	534,286
		4,010,458
Consumer Discretionary-8.90%
Amazon.com, Inc.(b)	174	551,239
AutoZone, Inc.(b)	417	474,400
eBay, Inc.	11,822	596,183
Garmin Ltd.	4,838	564,885
McDonald’s Corp.	2,325	505,548
NIKE, Inc., Class B	3,868	521,020
O’Reilly Automotive, Inc.(b)	1,047	463,235
Target Corp.	3,202	574,855
Tractor Supply Co.	3,995	562,536
		4,813,901
Consumer Staples-8.25%
Altria Group, Inc.	14,494	577,296
Archer-Daniels-Midland Co.	10,304	512,830
Coca-Cola Co. (The)	11,303	583,235
Conagra Brands, Inc.	15,136	553,372
Estee Lauder Cos., Inc. (The), Class A	2,030	498,000
Kroger Co. (The)	19,182	633,006
Monster Beverage Corp.(b)	6,819	578,115
Philip Morris International, Inc.	6,967	527,750
		4,463,604
Financials-8.00%
Aon PLC, Class A	2,592	531,075
Arthur J. Gallagher & Co.	4,462	514,959
Berkshire Hathaway, Inc., Class B(b)	2,634	602,949
Cboe Global Markets, Inc.	5,443	497,055
Intercontinental Exchange, Inc.	5,343	563,740
Marsh & McLennan Cos., Inc.	4,988	571,824
Progressive Corp. (The)	6,041	526,232
Willis Towers Watson PLC	2,511	522,765
		4,330,599
Health Care-27.26%
Abbott Laboratories	4,647	502,898
AbbVie, Inc.	6,154	643,585
Agilent Technologies, Inc.	5,164	603,672
Alexion Pharmaceuticals, Inc.(b)	3,906	476,962
AmerisourceBergen Corp.	4,586	472,862
Amgen, Inc.	2,244	498,258
Becton, Dickinson and Co.	2,282	535,905
Bio-Rad Laboratories, Inc., Class A(b)	900	484,650
Bristol-Myers Squibb Co.	11,367	709,301
Cooper Cos., Inc. (The)	1,523	510,540
CVS Health Corp.	7,872	533,643
Danaher Corp.	2,648	594,820
DaVita, Inc.(b)	4,546	499,378
Gilead Sciences, Inc.	8,857	537,354
Henry Schein, Inc.(b)	7,530	484,254
IDEXX Laboratories, Inc.(b)	1,110	511,688
Incyte Corp.(b)	5,975	505,126
Johnson & Johnson	4,599	665,383
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	8,022	$644,889
Mettler-Toledo International, Inc.(b)	451	518,668
PerkinElmer, Inc.	4,431	589,323
Pfizer, Inc.	15,811	605,719
Quest Diagnostics, Inc.	4,070	504,599
Thermo Fisher Scientific, Inc.	1,198	557,046
Waters Corp.(b)	2,304	534,551
West Pharmaceutical Services, Inc.	1,872	515,100
Zoetis, Inc.	3,186	510,971
		14,751,145
Industrials-23.63%
3M Co.	3,193	551,527
A.O. Smith Corp.	9,850	554,654
C.H. Robinson Worldwide, Inc.	6,672	626,968
Expeditors International of Washington, Inc.	7,140	638,102
Fastenal Co.	11,150	551,368
General Dynamics Corp.	3,464	517,348
IDEX Corp.	2,828	546,228
Illinois Tool Works, Inc.	2,260	477,063
J.B. Hunt Transport Services, Inc.	3,925	530,974
Jacobs Engineering Group, Inc.	4,923	530,896
Johnson Controls International PLC	10,996	506,256
L3Harris Technologies, Inc.	2,670	512,613
Lockheed Martin Corp.	1,342	489,830
Masco Corp.	9,119	489,417
Northrop Grumman Corp.	1,663	502,658
Old Dominion Freight Line, Inc.	2,500	508,400
PACCAR, Inc.	6,294	547,956
Republic Services, Inc.	5,795	560,492
Roper Technologies, Inc.	1,250	533,750
Union Pacific Corp.	2,417	493,261
United Parcel Service, Inc., Class B	2,972	508,420
Verisk Analytics, Inc.	2,675	530,479
W.W. Grainger, Inc.	1,202	502,797
Waste Management, Inc.	4,809	572,896
		12,784,353
Information Technology-11.84%
Accenture PLC, Class A	2,057	512,378
Akamai Technologies, Inc.(b)	5,514	570,754
Amphenol Corp., Class A	4,030	527,164
Broadridge Financial Solutions, Inc.	3,751	550,947
Cisco Systems, Inc.	12,325	530,222
F5 Networks, Inc.(b)	3,156	513,829
International Business Machines Corp.	4,297	530,766
Juniper Networks, Inc.	25,899	563,821
Oracle Corp.	8,738	504,357
Seagate Technology PLC	8,841	519,939
Tyler Technologies, Inc.(b)	1,402	599,495
Visa, Inc., Class A	2,283	480,229
		6,403,901
Materials-3.70%
Air Products and Chemicals, Inc.	1,719	481,561
International Flavors & Fragrances, Inc.	4,416	495,034
Linde PLC (United Kingdom)	2,058	527,712
Sherwin-Williams Co. (The)	667	498,669
		2,002,976
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Real Estate-0.91%
Alexandria Real Estate Equities, Inc.	3,004	$491,845
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $48,118,258)		54,052,782
OTHER ASSETS LESS LIABILITIES-0.10%		56,108
NET ASSETS-100.00%		$54,108,890
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented 1.15% of the Fund’s Net Assets.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$211,218	$(211,218)	$-	$-	$-	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	33,630	(33,630)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,621	501,947	(527,568)	-	-	-	5*
Invesco Private Prime Fund	8,637	166,768	(175,405)	-	-	-	6*
Total	$34,258	$913,563	$(947,821)	$-	$-	$-	$12

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.04%
DISH Network Corp., Class A(b)	220,214	$7,899,076
Consumer Discretionary-15.98%
Aptiv PLC	59,124	7,018,019
Carnival Corp.	547,928	10,947,602
Darden Restaurants, Inc.	68,494	7,395,982
Gap, Inc. (The)	313,218	6,565,049
L Brands, Inc.	203,604	7,901,871
Leggett & Platt, Inc.	162,964	7,023,748
LKQ Corp.(b)	174,531	6,146,982
MGM Resorts International	350,082	9,889,817
Norwegian Cruise Line Holdings Ltd.(b)(c)	478,328	10,939,361
PulteGroup, Inc.	143,398	6,256,455
PVH Corp.	116,723	9,278,311
Royal Caribbean Cruises Ltd.	117,876	9,289,808
Tapestry, Inc.	308,973	8,750,115
Whirlpool Corp.	34,604	6,734,284
Wynn Resorts Ltd.	76,051	7,643,126
		121,780,530
Consumer Staples-0.83%
Sysco Corp.	89,186	6,358,070
Energy-19.63%
Apache Corp.	878,183	11,319,779
Baker Hughes Co., Class A	386,327	7,232,041
Chevron Corp.	75,595	6,590,372
ConocoPhillips	191,390	7,571,388
Devon Energy Corp.	670,468	9,379,847
Diamondback Energy, Inc.	211,258	8,441,870
Halliburton Co.	606,620	10,063,826
Hess Corp.	151,754	7,159,754
Marathon Oil Corp.	1,310,796	7,759,912
Marathon Petroleum Corp.	202,088	7,857,182
National Oilwell Varco, Inc.	703,132	8,620,398
Occidental Petroleum Corp.	705,007	11,110,910
ONEOK, Inc.	230,939	8,283,782
Phillips 66	103,386	6,263,124
Pioneer Natural Resources Co.	76,777	7,722,231
Schlumberger Ltd.	387,910	8,064,649
TechnipFMC PLC (United Kingdom)	1,053,393	8,753,696
Valero Energy Corp.	137,310	7,383,159
		149,577,920
Financials-26.69%
American Express Co.	61,139	7,250,474
American International Group, Inc.	187,683	7,214,534
Ameriprise Financial, Inc.	45,775	8,479,361
Bank of America Corp.	237,891	6,699,011
Capital One Financial Corp.	87,593	7,501,464
Citigroup, Inc.	149,238	8,218,537
Citizens Financial Group, Inc.	234,702	7,665,367
Comerica, Inc.	134,980	6,641,016
Discover Financial Services	115,762	8,817,591
Fifth Third Bancorp	294,205	7,455,155
Invesco Ltd., (Acquired 06/15/2020 - 11/30/2020; Cost $6,524,336)(d)(e)	487,325	7,909,285
KeyCorp	503,330	7,781,482
Lincoln National Corp.	249,890	11,799,806
Loews Corp.	152,797	6,403,722
MetLife, Inc.	147,342	6,802,780
Morgan Stanley	118,282	7,313,376
PNC Financial Services Group, Inc. (The)	50,139	6,922,692
	Shares	Value
Financials-(continued)
Principal Financial Group, Inc.	150,364	$7,486,624
Prudential Financial, Inc.	101,434	7,670,439
Raymond James Financial, Inc.	72,000	6,548,400
Regions Financial Corp.	469,155	7,163,997
State Street Corp.	90,405	6,371,744
SVB Financial Group(b)	20,847	7,189,296
Synchrony Financial	258,397	7,873,357
Truist Financial Corp.	138,116	6,411,345
Unum Group	389,844	8,666,232
Wells Fargo & Co.	260,410	7,122,213
		203,379,300
Health Care-1.72%
Align Technology, Inc.(b)	14,230	6,848,757
Universal Health Services, Inc., Class B	47,719	6,231,147
		13,079,904
Industrials-10.67%
Alaska Air Group, Inc.	150,324	7,662,014
American Airlines Group, Inc.(c)	508,749	7,188,623
Boeing Co. (The)	43,596	9,186,113
Delta Air Lines, Inc.	173,581	6,986,635
Howmet Aerospace, Inc.	297,217	6,972,711
Parker-Hannifin Corp.	25,756	6,883,549
Stanley Black & Decker, Inc.	38,229	7,045,987
Textron, Inc.	157,610	7,108,211
TransDigm Group, Inc.	10,881	6,302,167
United Airlines Holdings, Inc.(b)	188,026	8,470,571
United Rentals, Inc.(b)	33,149	7,524,160
		81,330,741
Information Technology-12.92%
Applied Materials, Inc.	94,192	7,768,956
Corning, Inc.	167,282	6,259,692
DXC Technology Co.	423,190	9,272,093
Global Payments, Inc.	33,770	6,591,566
KLA Corp.	28,818	7,261,272
Lam Research Corp.	16,580	7,505,103
Microchip Technology, Inc.	53,342	7,168,631
Micron Technology, Inc.(b)	107,178	6,869,038
NVIDIA Corp.	11,765	6,306,746
Paycom Software, Inc.(b)	17,586	7,334,769
Qorvo, Inc.(b)	40,981	6,420,903
Skyworks Solutions, Inc.	43,921	6,200,328
Western Digital Corp.	162,410	7,288,961
Xerox Holdings Corp.	285,636	6,252,572
		98,500,630
Materials-4.87%
Dow, Inc.	119,279	6,322,980
Freeport-McMoRan, Inc.	380,837	8,907,777
LyondellBasell Industries N.V., Class A	89,846	7,645,895
Mosaic Co. (The)	347,695	7,635,382
Westrock Co.	157,413	6,644,403
		37,156,437
Real Estate-5.61%
CBRE Group, Inc., Class A(b)	107,492	6,572,061
Simon Property Group, Inc.	94,348	7,790,314
SL Green Realty Corp.	121,845	7,054,826
Ventas, Inc.	147,784	7,080,332
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	97,480	$6,139,290
Weyerhaeuser Co.	279,660	8,121,326
		42,758,149
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $677,971,861)		761,820,757
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Private Government Fund, 0.02%(d)(f)(g)	6,240,921	6,240,921
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(f)(g)	9,358,574	$9,361,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,602,302)		15,602,302
TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $693,574,163)		777,423,059
OTHER ASSETS LESS LIABILITIES-(2.01)%		(15,299,210)
NET ASSETS-100.00%		$762,123,849

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Invesco Ltd.	$1,367,983	$8,982,920	$(4,347,213)	$1,562,696	$342,899	$7,909,285	$86,415
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,372,345	(1,372,345)	-	-	-	5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	587,747	(587,747)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,842,878	14,998,326	(11,600,283)	-	-	6,240,921	362*
Invesco Private Prime Fund	947,650	18,472,304	(10,058,705)	-	132	9,361,381	1,104*
Total	$5,158,511	$44,413,642	$(27,966,293)	$1,562,696	$343,031	$23,511,587	$87,887

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at period end represented 1.04% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Communication Services-11.39%
AT&T, Inc.	2,086,843	$59,996,736
CenturyLink, Inc.	7,064,307	73,822,008
Interpublic Group of Cos., Inc. (The)	2,787,920	62,114,858
Omnicom Group, Inc.	762,416	48,032,208
Verizon Communications, Inc.	707,185	42,721,046
		286,686,856
Consumer Discretionary-4.53%
Hanesbrands, Inc.	3,444,888	48,917,409
Newell Brands, Inc.	3,060,849	65,073,650
		113,991,059
Consumer Staples-8.24%
Altria Group, Inc.	1,703,186	67,837,899
Kraft Heinz Co. (The)	1,310,099	43,154,661
Philip Morris International, Inc.	787,123	59,624,567
Walgreens Boots Alliance, Inc.	965,019	36,680,372
		207,297,499
Energy-6.82%
Chevron Corp.	558,466	48,687,066
Exxon Mobil Corp.	1,622,561	61,868,251
Kinder Morgan, Inc.	4,241,428	60,991,734
		171,547,051
Financials-5.30%
Huntington Bancshares, Inc.	6,264,216	75,671,729
People’s United Financial, Inc.	4,647,106	57,624,115
		133,295,844
Health Care-4.72%
AbbVie, Inc.	427,428	44,700,420
Cardinal Health, Inc.	592,425	32,340,481
Pfizer, Inc.	1,088,290	41,692,390
		118,733,291
Industrials-1.45%
3M Co.	211,378	36,511,322
Information Technology-13.23%
Broadcom, Inc.	116,348	46,723,030
Hewlett Packard Enterprise Co.	4,571,165	50,465,662
HP, Inc.	2,044,891	44,844,460
International Business Machines Corp.	386,876	47,786,923
NetApp, Inc.	907,106	48,357,821
Seagate Technology PLC	1,004,585	59,079,644
Western Union Co. (The)	1,584,456	35,745,327
		333,002,867
Materials-12.96%
Amcor PLC	3,823,713	43,322,668
	Shares	Value
Materials-(continued)
CF Industries Holdings, Inc.	1,262,823	$47,103,298
Dow, Inc.	1,459,926	77,390,677
Eastman Chemical Co.	441,161	42,969,081
International Paper Co.	1,442,758	71,387,666
Nucor Corp.	820,362	44,053,440
		326,226,830
Real Estate-13.72%
Federal Realty Investment Trust	611,524	53,337,123
Healthpeak Properties, Inc.	1,853,238	53,484,449
Iron Mountain, Inc.(b)	2,616,710	71,959,525
Realty Income Corp.	731,275	43,854,562
Regency Centers Corp.	1,165,433	53,120,436
Vornado Realty Trust	1,787,103	69,536,178
		345,292,273
Utilities-17.21%
Consolidated Edison, Inc.	501,390	38,230,987
Dominion Energy, Inc.	515,385	40,452,569
Duke Energy Corp.	517,509	47,952,384
Edison International	744,094	45,657,608
Entergy Corp.	347,902	37,869,133
Exelon Corp.	983,598	40,396,370
FirstEnergy Corp.	1,219,834	32,398,791
Pinnacle West Capital Corp.	468,410	38,339,358
PPL Corp.	2,255,921	64,113,275
Southern Co. (The)	796,049	47,643,532
		433,054,007
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $2,568,655,043)		2,505,638,899
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Private Government Fund, 0.02%(c)(d)(e)	4,581,526	4,581,526
Invesco Private Prime Fund, 0.12%(c)(d)(e)	6,870,229	6,872,290
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,453,816)		11,453,816
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $2,580,108,859)		2,517,092,715
OTHER ASSETS LESS LIABILITIES-(0.02)%		(576,442)
NET ASSETS-100.00%		$2,516,516,273
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,142,547	$(29,142,547)	$-	$-	$-	$90
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	5,659,871	(5,659,871)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,133,719	11,955,060	(57,507,253)	-	-	4,581,526	2,923*
Invesco Private Prime Fund	16,711,276	26,920,284	(36,760,628)	1	1,357	6,872,290	5,382*
Total	$66,844,995	$73,677,762	$(129,070,299)	$1	$1,357	$11,453,816	$8,402

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-7.56%
Activision Blizzard, Inc.	1,025,807	$81,531,140
Alphabet, Inc., Class C(b)	45,888	80,796,837
AT&T, Inc.	3,019,668	86,815,455
Charter Communications, Inc., Class A, (Acquired 02/21/2020 - 11/30/2020; Cost $78,510,531)(b)(c)	143,187	93,356,492
Comcast Corp., Class A	1,697,395	85,277,125
Electronic Arts, Inc.(b)	724,317	92,531,497
Verizon Communications, Inc.	2,035,574	122,969,025
		643,277,571
Consumer Discretionary-7.10%
Amazon.com, Inc.(b)	26,035	82,479,921
Dollar General Corp.	467,438	102,172,598
eBay, Inc.	1,766,127	89,065,785
Garmin Ltd.	723,503	84,476,210
McDonald’s Corp.	347,301	75,517,130
Target Corp.	478,710	85,942,806
Tractor Supply Co.	597,399	84,119,753
		603,774,203
Consumer Staples-25.62%
Altria Group, Inc.	2,165,267	86,242,585
Archer-Daniels-Midland Co.	1,540,782	76,684,720
Brown-Forman Corp., Class B	972,240	78,420,879
Campbell Soup Co.	1,975,707	98,824,864
Church & Dwight Co., Inc.	1,079,587	94,755,351
Clorox Co. (The)	500,669	101,615,780
Coca-Cola Co. (The)	1,688,466	87,124,846
Colgate-Palmolive Co.	1,130,159	96,786,817
Conagra Brands, Inc.	2,262,752	82,726,213
Costco Wholesale Corp.	287,237	112,530,840
General Mills, Inc.	1,654,570	100,630,948
Hershey Co. (The)	528,879	78,215,915
Hormel Foods Corp.	1,991,301	93,949,581
JM Smucker Co. (The)	782,141	91,666,925
Kellogg Co.	1,494,223	95,495,792
Kimberly-Clark Corp.	713,496	99,397,128
Kroger Co. (The)	2,865,751	94,569,783
McCormick & Co., Inc.	431,181	80,622,223
Mondelez International, Inc., Class A	1,561,183	89,689,963
Monster Beverage Corp.(b)	1,018,503	86,348,684
PepsiCo, Inc.	575,256	82,969,173
Philip Morris International, Inc.	1,034,972	78,399,129
Procter & Gamble Co. (The)	660,807	91,766,268
Walmart, Inc.	655,856	100,208,238
		2,179,642,645
Financials-6.73%
Aon PLC, Class A	387,186	79,330,540
Arthur J. Gallagher & Co.	666,899	76,966,814
Berkshire Hathaway, Inc., Class B(b)	393,220	90,011,990
Intercontinental Exchange, Inc.	798,796	84,280,966
Marsh & McLennan Cos., Inc.	745,543	85,469,049
Progressive Corp. (The)	897,581	78,188,281
Willis Towers Watson PLC	375,575	78,190,959
		572,438,599
Health Care-24.68%
Abbott Laboratories	695,621	75,280,105
AbbVie, Inc.	918,897	96,098,248
Agilent Technologies, Inc.	771,188	90,151,877
Amgen, Inc.	332,949	73,927,996
	Shares	Value
Health Care-(continued)
Baxter International, Inc.	1,020,988	$77,666,557
Becton, Dickinson and Co.	341,174	80,121,302
Bio-Rad Laboratories, Inc., Class A(b)	134,535	72,447,097
Bristol-Myers Squibb Co.	1,698,057	105,958,757
Cerner Corp.	1,296,632	97,039,939
Cooper Cos., Inc. (The)	226,912	76,065,441
CVS Health Corp.	1,169,559	79,284,405
Danaher Corp.	395,878	88,926,075
Eli Lilly and Co.	532,429	77,548,284
Gilead Sciences, Inc.	1,323,987	80,326,291
Johnson & Johnson	686,360	99,302,565
Medtronic PLC	693,050	78,799,785
Merck & Co., Inc.	1,198,560	96,352,238
Mettler-Toledo International, Inc.(b)	67,251	77,341,340
PerkinElmer, Inc.	662,925	88,169,025
Pfizer, Inc.	2,362,489	90,506,954
STERIS PLC	426,448	82,649,887
Thermo Fisher Scientific, Inc.	179,044	83,251,879
Viatris, Inc.(b)	543	9,133
Waters Corp.(b)	344,280	79,876,403
West Pharmaceutical Services, Inc.	278,076	76,515,392
Zoetis, Inc.	476,414	76,407,277
		2,100,024,252
Industrials-13.67%
3M Co.	474,484	81,957,621
A.O. Smith Corp.	1,472,309	82,905,720
C.H. Robinson Worldwide, Inc.	997,235	93,710,173
Equifax, Inc.	474,704	79,228,098
Expeditors International of Washington, Inc.	1,066,106	95,277,893
Fastenal Co.	1,666,752	82,420,886
General Dynamics Corp.	514,543	76,846,997
IDEX Corp.	423,073	81,716,550
Northrop Grumman Corp.	248,386	75,077,152
PACCAR, Inc.	940,899	81,914,667
Republic Services, Inc.	866,781	83,835,058
Rollins, Inc.	1,456,769	83,298,052
Verisk Analytics, Inc.	399,977	79,319,439
Waste Management, Inc.	718,140	85,552,018
		1,163,060,324
Information Technology-5.83%
Akamai Technologies, Inc.(b)	828,953	85,804,925
Broadridge Financial Solutions, Inc.	560,728	82,359,729
Jack Henry & Associates, Inc.	487,266	78,381,609
Juniper Networks, Inc.	3,848,393	83,779,515
Tyler Technologies, Inc.(b)	208,465	89,139,634
VeriSign, Inc.(b)	380,422	76,358,304
		495,823,716
Materials-1.83%
Ball Corp.	801,705	76,971,697
Linde PLC (United Kingdom)	307,425	78,829,919
		155,801,616
Real Estate-2.65%
Equinix, Inc.	100,462	70,101,379
Extra Space Storage, Inc.	650,872	73,372,801
Public Storage	365,218	81,976,832
		225,451,012
Utilities-4.26%
Alliant Energy Corp.	1,392,670	73,254,442
American Electric Power Co., Inc.	871,456	73,977,900
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	754,230	$72,323,115
CMS Energy Corp.	1,186,538	73,019,548
Xcel Energy, Inc.	1,044,858	70,381,635
		362,956,640
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $7,879,464,571)		8,502,250,578
OTHER ASSETS LESS LIABILITIES-0.07%		5,903,462
NET ASSETS-100.00%		$8,508,154,040
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented 1.10% of the Fund’s Net Assets.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$41,895,211	$(41,895,211)	$-	$-	$-	$192
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	11,814,145	(11,814,145)	-	-	-	41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,482	(8,482)	-	-	-	-
Invesco Private Prime Fund	-	3,546	(3,546)	-	-	-	-
Total	$-	$53,721,384	$(53,721,384)	$-	$-	$-	$233
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.72%
Alphabet, Inc., Class C(b)	5	$8,804
AT&T, Inc.	2,912	83,720
CenturyLink, Inc.	578	6,040
Verizon Communications, Inc.	1,743	105,294
		203,858
Consumer Discretionary-11.12%
Amazon.com, Inc.(b)	33	104,545
Home Depot, Inc. (The)	222	61,585
McDonald’s Corp.	466	101,327
NIKE, Inc., Class B	779	104,931
Starbucks Corp.	286	28,034
TJX Cos., Inc. (The)	1,250	79,388
		479,810
Consumer Staples-11.45%
Campbell Soup Co.	230	11,505
Clorox Co. (The)	171	34,706
Coca-Cola Co. (The)	829	42,776
Colgate-Palmolive Co.	859	73,565
Conagra Brands, Inc.	1,155	42,227
General Mills, Inc.	1,215	73,896
Hershey Co. (The)	58	8,578
Hormel Foods Corp.	773	36,470
JM Smucker Co. (The)	341	39,965
Kellogg Co.	297	18,981
Kimberly-Clark Corp.	120	16,717
McCormick & Co., Inc.	218	40,762
Monster Beverage Corp.(b)	117	9,919
Procter & Gamble Co. (The)	316	43,883
		493,950
Energy-0.70%
Exxon Mobil Corp.	795	30,313
Financials-11.58%
Aon PLC, Class A	337	69,048
Bank of America Corp.	942	26,527
Berkshire Hathaway, Inc., Class B(b)	478	109,419
Chubb Ltd.	670	99,046
JPMorgan Chase & Co.	49	5,776
Marsh & McLennan Cos., Inc.	724	82,999
Progressive Corp. (The)	1,097	95,560
Travelers Cos., Inc. (The)	86	11,150
		499,525
Health Care-15.43%
Becton, Dickinson and Co.	24	5,636
Bristol-Myers Squibb Co.	58	3,619
Cerner Corp.	536	40,114
Cigna Corp.	267	55,840
CVS Health Corp.	1,515	102,702
Gilead Sciences, Inc.	32	1,941
Humana, Inc.	22	8,812
Intuitive Surgical, Inc.(b)	18	13,069
Johnson & Johnson	497	71,906
Laboratory Corp. of America Holdings(b)	148	29,576
Medtronic PLC	649	73,791
Merck & Co., Inc.	1,151	92,529
Quest Diagnostics, Inc.	210	26,036
Stryker Corp.	144	33,610
UnitedHealth Group, Inc.	317	106,620
		665,801
	Shares	Value
Industrials-3.80%
Republic Services, Inc.	576	$55,711
Rollins, Inc.	405	23,158
Waste Management, Inc.	716	85,297
		164,166
Information Technology-24.76%
Accenture PLC, Class A	444	110,596
Adobe, Inc.(b)	221	105,742
Advanced Micro Devices, Inc.(b)	112	10,378
Analog Devices, Inc.	114	15,855
Apple, Inc.	622	74,049
Applied Materials, Inc.	64	5,279
Automatic Data Processing, Inc.	170	29,560
Cisco Systems, Inc.	461	19,832
Citrix Systems, Inc.	251	31,104
Cognizant Technology Solutions Corp., Class A	618	48,284
Global Payments, Inc.	225	43,918
Intel Corp.	1,243	60,099
Intuit, Inc.	192	67,588
Micron Technology, Inc.(b)	45	2,884
Microsoft Corp.	510	109,176
NVIDIA Corp.	36	19,298
Oracle Corp.	221	12,756
QUALCOMM, Inc.	771	113,468
salesforce.com, inc.(b)	37	9,095
Texas Instruments, Inc.	609	98,201
Tyler Technologies, Inc.(b)	51	21,808
VeriSign, Inc.(b)	111	22,280
Visa, Inc., Class A	176	37,021
		1,068,271
Materials-2.66%
Corteva, Inc.	664	25,445
Newmont Corp.	1,521	89,465
		114,910
Real Estate-5.76%
American Tower Corp.	417	96,410
Crown Castle International Corp.	409	68,536
Digital Realty Trust, Inc.	245	33,014
Prologis, Inc.	284	28,414
Public Storage	99	22,222
		248,596
Utilities-7.96%
Ameren Corp.	162	12,600
American Electric Power Co., Inc.	90	7,640
Consolidated Edison, Inc.	53	4,041
Dominion Energy, Inc.	455	35,713
DTE Energy Co.	33	4,152
Duke Energy Corp.	141	13,065
Eversource Energy	223	19,515
NextEra Energy, Inc.	1,106	81,391
Public Service Enterprise Group, Inc.	1,063	61,952
Sempra Energy	44	5,609
Southern Co. (The)	1,198	71,700
WEC Energy Group, Inc.	71	6,741
Xcel Energy, Inc.	287	19,333
		343,452
Total Common Stocks & Other Equity Interests (Cost $3,949,676)		4,312,652
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $3,626)	3,626	$3,626
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $3,953,302)		4,316,278
OTHER ASSETS LESS LIABILITIES-(0.02)%		(780)
NET ASSETS-100.00%		$4,315,498
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,992	$(12,366)	$-	$-	$3,626	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,000	7,702	(10,702)	-	-	-	-
Total	$3,000	$23,694	$(23,068)	$-	$-	$3,626	$-

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Momentum ETF (SPMO)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-12.24%
Activision Blizzard, Inc.	7,426	$590,219
Charter Communications, Inc., Class A, (Acquired 06/01/2020 - 11/20/2020; Cost $781,509)(b)(c)	1,263	823,464
Electronic Arts, Inc.(b)	2,427	310,049
Facebook, Inc., Class A(b)	12,495	3,460,740
Netflix, Inc.(b)	3,149	1,545,214
Take-Two Interactive Software, Inc.(b)	637	114,985
T-Mobile US, Inc.(b)	3,394	451,198
		7,295,869
Consumer Discretionary-15.52%
Amazon.com, Inc.(b)	1,580	5,005,503
Chipotle Mexican Grill, Inc.(b)	168	216,624
D.R. Horton, Inc.	1,844	137,378
Dollar General Corp.	1,921	419,892
Domino’s Pizza, Inc.	301	118,164
eBay, Inc.	4,283	215,992
Garmin Ltd.	789	92,124
Home Depot, Inc. (The)	5,133	1,423,945
Lennar Corp., Class A	1,521	115,383
Lowe’s Cos., Inc.	4,768	742,950
PulteGroup, Inc.	1,279	55,803
Target Corp.	3,436	616,865
Tractor Supply Co.	658	92,653
		9,253,276
Consumer Staples-3.45%
Brown-Forman Corp., Class B	930	75,014
Campbell Soup Co.	953	47,669
Church & Dwight Co., Inc.	1,451	127,354
Clorox Co. (The)	1,134	230,157
Conagra Brands, Inc.	2,710	99,078
Costco Wholesale Corp.	2,192	858,760
General Mills, Inc.	3,258	198,152
Hormel Foods Corp.	1,619	76,384
Kellogg Co.	1,272	81,293
Kroger Co. (The)	7,964	262,812
		2,056,673
Financials-2.05%
MarketAxess Holdings, Inc.	261	140,726
Moody’s Corp.	774	218,531
MSCI, Inc.	641	262,438
Nasdaq, Inc.	683	87,417
S&P Global, Inc.	1,464	515,006
		1,224,118
Health Care-17.41%
AbbVie, Inc.	14,711	1,538,476
Agilent Technologies, Inc.	2,029	237,190
Amgen, Inc.	3,543	786,688
Bio-Rad Laboratories, Inc., Class A(b)	190	102,315
Bristol-Myers Squibb Co.	16,863	1,052,251
Danaher Corp.	4,940	1,109,672
DaVita, Inc.(b)	530	58,221
DexCom, Inc.(b)	1,057	337,902
Eli Lilly and Co.	5,463	795,686
Hologic, Inc.(b)	1,448	100,100
IDEXX Laboratories, Inc.(b)	535	246,624
Intuitive Surgical, Inc.(b)	602	437,082
PerkinElmer, Inc.	746	99,218
Quest Diagnostics, Inc.	671	83,191
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	1,147	$591,886
ResMed, Inc.	1,043	218,613
Thermo Fisher Scientific, Inc.	3,087	1,435,393
Vertex Pharmaceuticals, Inc.(b)	2,229	507,655
West Pharmaceutical Services, Inc.	805	221,504
Zoetis, Inc.	2,646	424,365
		10,384,032
Industrials-2.35%
Fastenal Co.	4,367	215,948
Fortune Brands Home & Security, Inc.	714	59,619
IHS Markit Ltd.	1,707	169,778
J.B. Hunt Transport Services, Inc.	410	55,465
Kansas City Southern	519	96,622
Masco Corp.	1,671	89,683
Old Dominion Freight Line, Inc.	824	167,569
PACCAR, Inc.	1,800	156,708
Rockwell Automation, Inc.	619	158,192
Rollins, Inc.	1,319	75,420
Verisk Analytics, Inc.	792	157,061
		1,402,065
Information Technology-38.98%
Adobe, Inc.(b)	3,195	1,528,712
Advanced Micro Devices, Inc.(b)	12,886	1,194,017
Akamai Technologies, Inc.(b)	854	88,397
ANSYS, Inc.(b)	601	203,174
Apple, Inc.	42,276	5,032,958
Autodesk, Inc.(b)	1,402	392,882
Cadence Design Systems, Inc.(b)	1,815	211,084
Citrix Systems, Inc.	979	121,318
Fortinet, Inc.(b)	1,020	125,694
Jack Henry & Associates, Inc.	417	67,079
KLA Corp.	874	220,222
Lam Research Corp.	1,101	498,379
Microsoft Corp.	24,195	5,179,424
NortonLifeLock, Inc.	6,331	115,414
NVIDIA Corp.	6,779	3,633,951
PayPal Holdings, Inc.(b)	10,181	2,179,956
Qorvo, Inc.(b)	862	135,058
QUALCOMM, Inc.	6,959	1,024,156
ServiceNow, Inc.(b)	1,331	711,486
Skyworks Solutions, Inc.	1,288	181,827
Synopsys, Inc.(b)	1,089	247,747
Tyler Technologies, Inc.(b)	345	147,522
		23,240,457
Materials-2.64%
Air Products and Chemicals, Inc.	1,098	307,594
Linde PLC (United Kingdom)	2,913	746,951
Newmont Corp.	8,827	519,204
		1,573,749
Real Estate-3.55%
American Tower Corp.	2,032	469,798
Crown Castle International Corp.	2,081	348,713
Digital Realty Trust, Inc.	1,778	239,586
Equinix, Inc.	736	513,573
Prologis, Inc.	3,890	389,195
SBA Communications Corp., Class A	542	155,652
		2,116,517
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Momentum ETF (SPMO)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Utilities-1.72%
American Water Works Co., Inc.	927	$142,183
NextEra Energy, Inc.	11,996	882,786
		1,024,969
Total Common Stocks & Other Equity Interests (Cost $56,832,987)		59,571,725
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $10,214)	10,214	10,214
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $56,843,201)		59,581,939
OTHER ASSETS LESS LIABILITIES-0.07%		42,048
NET ASSETS-100.00%		$59,623,987
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented 1.38% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$296,799	$(286,585)	$-	$-	$10,214	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	453,897	(453,897)	-	-	-	-
Total	$-	$750,696	$(740,482)	$-	$-	$10,214	$1

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-3.85%
Cable One, Inc.	10,495	$20,787,131
John Wiley & Sons, Inc., Class A	626,681	21,645,562
New York Times Co. (The), Class A	588,726	25,262,233
		67,694,926
Consumer Discretionary-5.96%
Adtalem Global Education, Inc.(b)	696,847	19,950,730
Gentex Corp.	748,812	24,411,271
Grand Canyon Education, Inc.(b)	245,322	20,477,027
Murphy USA, Inc.	148,330	19,015,906
Service Corp. International	433,686	21,094,487
		104,949,421
Consumer Staples-14.42%
Casey’s General Stores, Inc.	107,985	19,618,715
Flowers Foods, Inc.	1,178,927	26,160,390
Grocery Outlet Holding Corp.(b)	538,581	20,799,998
Hain Celestial Group, Inc. (The)(b)	632,617	24,355,755
Ingredion, Inc.	276,262	21,313,613
Lancaster Colony Corp.	116,211	19,678,009
Post Holdings, Inc.(b)	265,141	25,045,219
Sanderson Farms, Inc.	152,273	20,820,287
Sprouts Farmers Market, Inc.(b)	950,632	20,124,879
Tootsie Roll Industries, Inc.(c)	1,030,484	31,914,090
TreeHouse Foods, Inc.(b)	586,542	24,124,472
		253,955,427
Financials-9.55%
Brown & Brown, Inc.	514,244	23,156,408
FactSet Research Systems, Inc.	61,116	20,398,076
Hanover Insurance Group, Inc. (The)	192,192	21,592,771
Interactive Brokers Group, Inc., Class A	381,778	20,142,607
Mercury General Corp.	488,342	21,716,569
New York Community Bancorp, Inc.	2,266,181	21,959,294
RenaissanceRe Holdings Ltd. (Bermuda)	119,894	19,739,348
SEI Investments Co.	369,013	19,465,436
		168,170,509
Health Care-13.81%
Bio-Techne Corp.	81,593	24,747,973
Chemed Corp.	45,159	21,597,292
Encompass Health Corp.	306,514	24,698,898
Hill-Rom Holdings, Inc.	218,636	20,739,811
ICU Medical, Inc.(b)	112,621	21,251,583
Integra LifeSciences Holdings Corp.(b)	416,688	22,805,334
Jazz Pharmaceuticals PLC(b)	137,201	19,305,553
Masimo Corp.(b)	99,675	25,366,291
Prestige Consumer Healthcare, Inc.(b)	630,887	22,440,650
Repligen Corp.(b)	99,116	18,799,332
United Therapeutics Corp.(b)	161,672	21,444,174
		243,196,891
Industrials-19.01%
Carlisle Cos., Inc.	139,186	20,158,308
Donaldson Co., Inc.	396,025	21,084,371
FTI Consulting, Inc.(b)	197,462	20,737,459
Graco, Inc.	328,754	22,269,796
Hubbell, Inc.	128,335	20,737,653
Knight-Swift Transportation Holdings, Inc.	570,530	23,557,184
Landstar System, Inc.	177,706	23,354,123
Lennox International, Inc.	79,882	22,992,436
Lincoln Electric Holdings, Inc.	193,431	22,244,565
MSC Industrial Direct Co., Inc., Class A	283,036	23,582,559
	Shares	Value
Industrials-(continued)
Tetra Tech, Inc.	166,684	$19,877,067
Toro Co. (The)	287,215	26,053,273
Valmont Industries, Inc.	124,637	20,313,338
Watsco, Inc.	109,165	24,819,754
Werner Enterprises, Inc.	573,507	22,934,545
		334,716,431
Information Technology-8.86%
CACI International, Inc., Class A(b)	89,986	21,352,778
CDK Global, Inc.	460,308	22,048,753
CommVault Systems, Inc.(b)	444,819	21,244,556
j2 Global, Inc.(b)	246,436	22,083,130
MAXIMUS, Inc.	316,909	22,757,235
PTC, Inc.(b)	211,718	22,833,786
Qualys, Inc.(b)	249,928	23,745,659
		156,065,897
Materials-10.46%
AptarGroup, Inc.	215,011	27,160,189
Ashland Global Holdings, Inc.	258,123	19,403,106
NewMarket Corp.	68,774	25,429,874
Reliance Steel & Aluminum Co.	170,502	20,085,136
RPM International, Inc.	231,015	20,331,630
Sensient Technologies Corp.	300,197	21,530,129
Silgan Holdings, Inc.	869,162	29,377,676
Sonoco Products Co.	360,034	20,903,574
		184,221,314
Real Estate-8.13%
Camden Property Trust	196,224	19,392,818
CoreSite Realty Corp.	203,806	25,555,234
CyrusOne, Inc.	268,133	18,745,178
First Industrial Realty Trust, Inc.	471,256	19,736,201
Healthcare Realty Trust, Inc.	674,601	19,900,730
Life Storage, Inc.	190,359	20,886,190
Rexford Industrial Realty, Inc.	395,548	18,954,660
		143,171,011
Utilities-5.78%
Hawaiian Electric Industries, Inc.	539,123	19,316,777
IDACORP, Inc.	229,711	20,807,222
National Fuel Gas Co.	539,364	22,205,616
OGE Energy Corp.	620,779	20,107,032
Spire, Inc.	300,656	19,229,958
		101,666,605
Total Common Stocks & Other Equity Interests (Cost $1,639,607,139)		1,757,808,432
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $565,218)	565,218	565,218
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $1,640,172,357)		1,758,373,650
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.77%
Invesco Private Government Fund, 0.02%(d)(e)(f)	12,314,151	12,314,151
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	18,894,093	$18,899,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,213,912)		31,213,912
TOTAL INVESTMENTS IN SECURITIES-101.63% (Cost $1,671,386,269)		1,789,587,562
OTHER ASSETS LESS LIABILITIES-(1.63)%		(28,713,065)
NET ASSETS-100.00%		$1,760,874,497
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,848,314	$(10,283,096)	$-	$-	$565,218	$32
Invesco Premier U.S. Government Money Portfolio, Institutional Class	485,395	7,346,062	(7,831,457)	-	-	-	9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,769,050	13,969,073	(30,423,972)	-	-	12,314,151	1,807*
Invesco Private Prime Fund	9,589,952	22,644,368	(13,335,341)	1	781	18,899,761	3,945*
Total	$38,844,397	$54,807,817	$(61,873,866)	$1	$781	$31,779,130	$5,793

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.00%
Cogent Communications Holdings, Inc.	3,784	$220,002
Scholastic Corp.	7,219	171,235
Spok Holdings, Inc.	54,392	534,673
		925,910
Consumer Discretionary-9.67%
Haverty Furniture Cos., Inc., (Acquired 07/31/2020 - 11/23/2020; Cost $366,369)(b)	25,629	697,621
LCI Industries	1,823	229,297
M.D.C. Holdings, Inc.	8,283	399,820
Oxford Industries, Inc.	4,966	277,053
PetMed Express, Inc.	9,354	287,168
Rent-A-Center, Inc.	10,252	346,723
		2,237,682
Consumer Staples-17.30%
Andersons, Inc. (The)	25,323	575,592
B&G Foods, Inc.(c)	23,147	640,940
Calavo Growers, Inc.	2,722	194,977
J&J Snack Foods Corp.	1,288	187,262
Medifast, Inc.	1,738	354,795
MGP Ingredients, Inc.	2,916	127,167
SpartanNash Co.	15,399	290,733
Universal Corp.	14,449	657,574
Vector Group Ltd.	71,742	806,380
WD-40 Co.	660	167,845
		4,003,265
Financials-6.91%
Berkshire Hills Bancorp, Inc.	56,373	924,517
KKR Real Estate Finance Trust, Inc.	36,944	673,489
		1,598,006
Health Care-2.70%
Computer Programs & Systems, Inc.	6,668	189,571
LeMaitre Vascular, Inc.	4,031	158,781
Phibro Animal Health Corp., Class A	7,350	138,842
US Physical Therapy, Inc.	1,305	138,617
		625,811
Industrials-15.67%
Greenbrier Cos., Inc. (The)	16,379	546,567
Hillenbrand, Inc.	10,449	391,524
Matson, Inc.	8,088	470,155
Matthews International Corp., Class A	20,976	560,689
Park Aerospace Corp.	30,469	387,870
Powell Industries, Inc.	13,432	346,949
Resources Connection, Inc.	40,179	486,568
Wabash National Corp.	24,592	434,787
		3,625,109
Information Technology-12.08%
ADTRAN, Inc.	24,688	311,933
Benchmark Electronics, Inc.	13,716	333,573
Comtech Telecommunications Corp.	13,792	262,875
	Shares	Value
Information Technology-(continued)
CSG Systems International, Inc.	5,199	$225,533
Daktronics, Inc.	77,505	349,548
Kulicke & Soffa Industries, Inc. (Singapore)	9,283	282,667
ManTech International Corp., Class A	2,468	189,962
Progress Software Corp.	4,580	183,658
Xperi Holding Corp.	34,367	655,722
		2,795,471
Materials-15.01%
Glatfelter Corp.	18,517	297,754
Haynes International, Inc.	16,128	341,752
Kaiser Aluminum Corp.	4,926	384,130
Mercer International, Inc. (Germany)	37,943	310,753
Neenah, Inc.	7,316	354,899
Schweitzer-Mauduit International, Inc., Class A	15,114	525,665
Tredegar Corp.	18,636	294,635
Trinseo S.A.	25,370	963,806
		3,473,394
Real Estate-10.44%
Brandywine Realty Trust	56,897	633,264
Franklin Street Properties Corp.	125,108	580,501
Global Net Lease, Inc.	37,768	630,348
Office Properties Income Trust	24,996	571,158
		2,415,271
Utilities-6.18%
American States Water Co.	1,825	134,721
Avista Corp.	11,023	413,583
California Water Service Group	3,266	161,602
Northwest Natural Holding Co.	6,029	288,910
South Jersey Industries, Inc.	18,707	430,635
		1,429,451
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $21,411,598)		23,129,370
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.72%
Invesco Private Government Fund, 0.02%(d)(e)(f)	252,069	252,069
Invesco Private Prime Fund, 0.12%(d)(e)(f)	377,991	378,104
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $630,173)		630,173
TOTAL INVESTMENTS IN SECURITIES-102.68% (Cost $22,041,771)		23,759,543
OTHER ASSETS LESS LIABILITIES-(2.68)%		(619,919)
NET ASSETS-100.00%		$23,139,624
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Restricted security. The value of this security at period end represented 3.01% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$176,751	$(176,751)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	64,526	(64,526)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	553,367	1,017,926	(1,319,224)	-	-	252,069	45*
Invesco Private Prime Fund	184,465	1,066,638	(873,015)	-	16	378,104	106*
Total	$737,832	$2,325,841	$(2,433,516)	$-	$16	$630,173	$151

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.44%
Cogent Communications Holdings, Inc.	210,643	$12,246,784
Scholastic Corp.	525,461	12,463,935
TechTarget, Inc.(b)	216,602	11,371,605
		36,082,324
Consumer Discretionary-4.18%
Dorman Products, Inc.(b)	126,872	11,719,167
Gentherm, Inc.(b)	237,600	13,509,936
Shutterstock, Inc.	160,447	11,032,336
Standard Motor Products, Inc.	267,484	12,381,834
Sturm Ruger & Co., Inc.	214,792	13,153,862
		61,797,135
Consumer Staples-9.83%
Calavo Growers, Inc.	160,028	11,462,806
Cal-Maine Foods, Inc.(b)	367,355	14,374,601
Central Garden & Pet Co., Class A(b)	341,018	12,580,154
Coca-Cola Consolidated, Inc.	44,756	11,712,198
J&J Snack Foods Corp.	70,568	10,259,881
John B. Sanfilippo & Son, Inc.	201,653	14,964,669
National Beverage Corp.(b)(c)	138,293	13,556,863
PriceSmart, Inc.	183,335	14,901,469
Universal Corp.	348,665	15,867,744
Vector Group Ltd.	1,064,987	11,970,454
WD-40 Co.	53,536	13,614,740
		145,265,579
Financials-16.09%
AMERISAFE, Inc.	211,212	11,559,633
Brookline Bancorp, Inc.	957,308	10,884,592
Capitol Federal Financial, Inc.	1,063,141	13,097,897
City Holding Co.	191,249	12,563,147
Community Bank System, Inc.	189,132	11,773,467
CVB Financial Corp.	591,146	11,225,863
Employers Holdings, Inc.	378,091	11,535,556
HCI Group, Inc.	222,078	11,581,368
Horace Mann Educators Corp.	305,383	12,190,889
Independent Bank Corp.	159,946	10,818,747
James River Group Holdings Ltd.	220,333	10,042,778
National Bank Holdings Corp., Class A	346,066	11,136,404
NBT Bancorp, Inc.	404,381	12,111,211
Northwest Bancshares, Inc.	1,075,782	12,726,501
Old National Bancorp	724,942	11,475,832
Safety Insurance Group, Inc.	188,294	13,415,947
Southside Bancshares, Inc.	401,159	11,794,075
Third Point Reinsurance Ltd. (Bermuda)(b)	1,317,020	12,564,371
Waddell & Reed Financial, Inc., Class A	741,957	12,212,612
Westamerica Bancorporation	236,791	13,051,920
		237,762,810
Health Care-9.62%
Amphastar Pharmaceuticals, Inc.(b)	681,097	12,096,283
Cardiovascular Systems, Inc.(b)	297,750	10,260,465
Eagle Pharmaceuticals, Inc.(b)	245,879	11,187,495
Enanta Pharmaceuticals, Inc.(b)	242,755	10,001,506
HealthStream, Inc.(b)	668,784	12,492,885
HMS Holdings Corp.(b)	437,530	13,747,193
Innoviva, Inc.(b)	1,006,531	10,523,282
Mesa Laboratories, Inc.	49,828	13,541,257
Natus Medical, Inc.(b)	540,474	11,306,716
Omnicell, Inc.(b)	124,514	13,055,293
	Shares	Value
Health Care-(continued)
Orthofix Medical, Inc.(b)	333,098	$12,244,682
Pacira BioSciences, Inc.(b)	193,641	11,732,708
		142,189,765
Industrials-21.70%
AAON, Inc.	170,771	11,122,315
Aerojet Rocketdyne Holdings, Inc.(b)	312,007	11,678,422
AeroVironment, Inc.(b)	133,430	11,393,588
Alamo Group, Inc.	84,208	11,428,710
Astec Industries, Inc.	210,228	12,193,224
Brady Corp., Class A	278,804	12,317,561
Encore Wire Corp.	243,401	12,576,530
Enerpac Tool Group Corp.	517,804	11,593,632
ESCO Technologies, Inc.	124,904	12,353,006
Exponent, Inc.	185,553	15,402,754
Federal Signal Corp.	399,740	12,403,932
Forward Air Corp.	177,370	12,960,426
Franklin Electric Co., Inc.	169,045	11,425,751
Heartland Express, Inc.	848,928	15,688,189
Heidrick & Struggles International, Inc.	422,369	11,023,831
Hub Group, Inc., Class A(b)	251,255	13,723,548
Lindsay Corp.	102,640	11,887,765
Marten Transport Ltd.	657,474	11,591,267
National Presto Industries, Inc.	161,844	13,764,832
Park Aerospace Corp.(d)	1,075,130	13,686,405
Resources Connection, Inc.	997,889	12,084,436
Tennant Co.	167,604	11,256,285
TrueBlue, Inc.(b)	638,903	12,203,047
UniFirst Corp.	65,159	12,046,596
US Ecology, Inc.	298,351	10,111,115
Watts Water Technologies, Inc., Class A	110,282	12,919,536
		320,836,703
Information Technology-21.64%
Alarm.com Holdings, Inc.(b)	156,476	11,878,093
Badger Meter, Inc.	144,187	11,886,776
Bottomline Technologies (DE), Inc.(b)	256,192	11,692,603
CSG Systems International, Inc.	383,665	16,643,388
CTS Corp.	350,480	10,675,621
Diodes, Inc.(b)	172,615	11,730,915
DSP Group, Inc.(b)	875,005	14,726,334
EVERTEC, Inc.	327,796	12,184,177
Fabrinet (Thailand)(b)	187,999	12,842,212
FARO Technologies, Inc.(b)	173,244	11,454,893
Insight Enterprises, Inc.(b)	154,894	11,071,823
Knowles Corp.(b)	751,309	12,757,227
ManTech International Corp., Class A	146,354	11,264,867
Methode Electronics, Inc.	305,539	10,699,976
MicroStrategy, Inc., Class A(b)	64,559	22,128,889
NETGEAR, Inc.(b)	359,993	11,451,377
NIC, Inc.	637,418	14,937,891
OSI Systems, Inc.(b)	162,633	14,327,967
Plexus Corp.(b)	144,040	10,761,228
Progress Software Corp.	371,897	14,913,070
Rambus, Inc.(b)	721,393	11,340,298
SPS Commerce, Inc.(b)	139,620	14,390,634
Sykes Enterprises, Inc.(b)	285,059	10,726,770
TTM Technologies, Inc.(b)	855,280	11,169,957
Viavi Solutions, Inc.(b)	905,536	12,265,485
		319,922,471
Materials-3.99%
Balchem Corp.	133,197	13,811,197
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
H.B. Fuller Co.	217,685	$11,391,456
Haynes International, Inc.	529,713	11,224,618
Neenah, Inc.	248,082	12,034,458
Stepan Co.	90,878	10,556,389
		59,018,118
Real Estate-6.72%
Agree Realty Corp.	180,519	11,896,202
Easterly Government Properties, Inc.	652,843	14,140,579
Industrial Logistics Properties Trust	566,435	12,308,632
Investors Real Estate Trust	157,177	10,908,084
Lexington Realty Trust	1,284,900	13,118,829
National Storage Affiliates Trust	319,006	10,839,824
St. Joe Co. (The)	399,092	13,174,027
Washington REIT	556,898	12,925,603
		99,311,780
Utilities-3.70%
American States Water Co.	144,268	10,649,864
Avista Corp.	301,977	11,330,177
California Water Service Group	216,906	10,732,509
Chesapeake Utilities Corp.	105,076	10,928,954
South Jersey Industries, Inc.	479,852	11,046,193
		54,687,697
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,384,827,466)		1,476,874,382
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,405,787	$4,405,787
Invesco Private Prime Fund, 0.12%(d)(e)(f)	6,606,699	6,608,681
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,014,468)		11,014,468
TOTAL INVESTMENTS IN SECURITIES-100.65% (Cost $1,395,841,934)		1,487,888,850
OTHER ASSETS LESS LIABILITIES-(0.65)%		(9,636,365)
NET ASSETS-100.00%		$1,478,252,485

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,421,551	$(10,421,551)	$-	$-	$-	$27
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	8,100,665	(8,100,665)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,435,290	35,328,072	(41,357,575)	-	-	4,405,787	803*
Invesco Private Prime Fund	3,478,558	23,540,095	(20,410,300)	-	328	6,608,681	1,888*
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Other Affiliates:
Park Aerospace Corp.	$13,904,631	$1,423,752	$(3,486,090)	$1,712,503	$131,609	$13,686,405	$116,990
Total	$27,818,479	$78,814,135	$(83,776,181)	$1,712,503	$131,937	$24,700,873	$119,715

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-9.52%
American Public Education, Inc.(b)	1,956	$60,714
Cavco Industries, Inc.(b)	1,049	188,831
Dorman Products, Inc.(b)	3,589	331,516
Ethan Allen Interiors, Inc.	2,728	49,841
Gentherm, Inc.(b)	4,292	244,043
Meritage Homes Corp.(b)	4,297	387,375
PetMed Express, Inc.(c)	3,506	107,634
Stamps.com, Inc.(b)	2,379	445,967
Sturm Ruger & Co., Inc.	1,946	119,173
Universal Electronics, Inc.(b)	1,787	94,103
Winnebago Industries, Inc.	3,504	185,467
		2,214,664
Consumer Staples-9.55%
Calavo Growers, Inc.	2,159	154,649
Inter Parfums, Inc.	2,262	122,849
J&J Snack Foods Corp.	1,977	287,436
John B. Sanfilippo & Son, Inc.	1,410	104,636
Medifast, Inc.	1,405	286,817
National Beverage Corp.(b)(c)	1,563	153,221
PriceSmart, Inc.	2,730	221,894
Seneca Foods Corp., Class A(b)	1,013	42,425
Universal Corp.	3,205	145,860
USANA Health Sciences, Inc.(b)	2,391	179,755
WD-40 Co.	2,061	524,133
		2,223,675
Energy-0.77%
Bonanza Creek Energy, Inc.(b)	1,952	43,081
Bristow Group, Inc.(b)	702	15,620
DMC Global, Inc.	1,637	66,871
Penn Virginia Corp.(b)	1,327	11,970
QEP Resources, Inc.	14,894	23,979
Talos Energy, Inc.(b)	2,181	18,669
		180,190
Financials-19.09%
Allegiance Bancshares, Inc.	2,802	88,711
American Equity Investment Life Holding Co.	10,927	287,161
AMERISAFE, Inc.	2,657	145,418
Banner Corp.	4,127	170,569
Berkshire Hills Bancorp, Inc.	5,462	89,577
Boston Private Financial Holdings, Inc.	10,224	73,204
City Holding Co.	2,111	138,671
Community Bank System, Inc.	6,477	403,193
CVB Financial Corp.	18,331	348,106
Employers Holdings, Inc.	3,819	116,518
First Commonwealth Financial Corp.	13,186	127,509
Green Dot Corp., Class A(b)	8,106	434,157
HCI Group, Inc.	941	49,073
Heritage Financial Corp.	4,837	112,557
HomeStreet, Inc.	3,116	100,802
Hope Bancorp, Inc.	16,143	153,036
OFG Bancorp	7,571	126,814
Pacific Premier Bancorp, Inc.	9,822	283,070
Preferred Bank	2,181	80,195
Seacoast Banking Corp. of Florida(b)	6,546	165,352
Stewart Information Services Corp.	2,724	114,054
Third Point Reinsurance Ltd. (Bermuda)(b)	10,837	103,385
Tompkins Financial Corp.	1,791	113,925
United Community Banks, Inc.	11,153	266,668
United Insurance Holdings Corp.	2,648	11,731
	Shares	Value
Financials-(continued)
Universal Insurance Holdings, Inc.	4,131	$57,669
Virtus Investment Partners, Inc.	853	152,585
Waddell & Reed Financial, Inc., Class A	7,884	129,771
		4,443,481
Health Care-4.29%
AngioDynamics, Inc.(b)	5,069	72,081
Anika Therapeutics, Inc.(b)	1,955	73,899
CorVel Corp.(b)	1,453	130,116
Eagle Pharmaceuticals, Inc.(b)	1,328	60,424
Innoviva, Inc.(b)	10,693	111,795
Mesa Laboratories, Inc.(c)	623	169,307
Natus Medical, Inc.(b)	4,052	84,768
Providence Service Corp. (The)(b)	1,479	200,833
Simulations Plus, Inc.	1,712	95,821
		999,044
Industrials-29.92%
AAON, Inc.	5,768	375,670
AAR Corp.	3,583	101,650
ABM Industries, Inc.	7,643	294,255
Albany International Corp., Class A	3,671	251,574
Arcosa, Inc.	5,930	307,708
Astec Industries, Inc.	2,963	171,854
AZZ, Inc.	3,047	135,866
Barnes Group, Inc.	5,384	247,718
Brady Corp., Class A	7,020	310,144
Encore Wire Corp.	2,724	140,749
ESCO Technologies, Inc.	3,193	315,788
Exponent, Inc.	7,493	621,994
Franklin Electric Co., Inc.	5,065	342,343
Gibraltar Industries, Inc.(b)	4,058	265,637
Hub Group, Inc., Class A(b)	4,210	229,950
Kaman Corp.	4,752	248,482
Korn Ferry	7,490	299,900
Marten Transport Ltd.	7,565	133,371
Mueller Industries, Inc.	7,717	252,809
National Presto Industries, Inc.	749	63,702
Powell Industries, Inc.	1,399	36,136
Proto Labs, Inc.(b)	3,931	543,107
Resources Connection, Inc.	3,667	44,407
UFP Industries, Inc.	8,039	431,292
UniFirst Corp.	2,100	388,248
Watts Water Technologies, Inc., Class A	3,503	410,376
		6,964,730
Information Technology-20.22%
Badger Meter, Inc.	4,051	333,965
Brooks Automation, Inc.	9,757	712,163
Daktronics, Inc.	4,057	18,297
Digi International, Inc.(b)	3,505	60,146
Diodes, Inc.(b)	5,152	350,130
Fabrinet (Thailand)(b)	4,526	309,171
Kulicke & Soffa Industries, Inc. (Singapore)	8,739	266,103
MicroStrategy, Inc., Class A(b)	1,405	481,592
Power Integrations, Inc.	6,860	489,735
Rogers Corp.(b)	2,186	321,145
Sanmina Corp.(b)	8,573	272,750
SPS Commerce, Inc.(b)	4,448	458,455
Viavi Solutions, Inc.(b)	26,211	355,028
Xperi Holding Corp.	14,515	276,946
		4,705,626
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Materials-4.90%
FutureFuel Corp.	3,504	$42,013
Hawkins, Inc.	1,331	66,790
Haynes International, Inc.	1,721	36,468
Innospec, Inc.	3,201	263,410
Kraton Corp.(b)	3,747	101,169
Myers Industries, Inc.	4,681	79,530
Neenah, Inc.	2,035	98,718
Stepan Co.	2,501	290,516
Tredegar Corp.	2,962	46,829
Warrior Met Coal, Inc.	6,547	114,049
		1,139,492
Real Estate-1.74%
LTC Properties, Inc.	4,681	173,384
Washington REIT	9,984	231,729
		405,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $22,566,206)		23,276,015
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Private Government Fund, 0.02%(d)(e)(f)	110,209	$110,209
Invesco Private Prime Fund, 0.12%(d)(e)(f)	165,264	165,314
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $275,523)		275,523
TOTAL INVESTMENTS IN SECURITIES-101.19% (Cost $22,841,729)		23,551,538
OTHER ASSETS LESS LIABILITIES-(1.19)%		(276,339)
NET ASSETS-100.00%		$23,275,199

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$49,328	$(49,328)	$-	$-	$-	$-
Invesco Premier U.S. Government Money Portfolio, Institutional Class	445	15,345	(15,790)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,421	303,934	(243,146)	-	-	110,209	5*
Invesco Private Prime Fund	15,836	265,231	(115,755)	-	2	165,314	11*
Total	$65,702	$633,838	$(424,019)	$-	$2	$275,523	$16

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,993,499	$-	$-	$2,993,499
Money Market Funds	-	36,650	-	36,650
Total Investments	$2,993,499	$36,650	$-	$3,030,149
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$517,946,701	$-	$-	$517,946,701
Money Market Funds	195,781	10,878,382	-	11,074,163
Total Investments	$518,142,482	$10,878,382	$-	$529,020,864
Invesco Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,529,171	$-	$-	$8,529,171
Money Market Funds	1,256	119,398	-	120,654
Total Investments	$8,530,427	$119,398	$-	$8,649,825
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$761,820,757	$-	$-	$761,820,757
Money Market Funds	-	15,602,302	-	15,602,302
Total Investments	$761,820,757	$15,602,302	$-	$777,423,059
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,505,638,899	$-	$-	$2,505,638,899
Money Market Funds	-	11,453,816	-	11,453,816
Total Investments	$2,505,638,899	$11,453,816	$-	$2,517,092,715

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,757,808,432	$-	$-	$1,757,808,432
Money Market Funds	565,218	31,213,912	-	31,779,130
Total Investments	$1,758,373,650	$31,213,912	$-	$1,789,587,562
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,129,370	$-	$-	$23,129,370
Money Market Funds	-	630,173	-	630,173
Total Investments	$23,129,370	$630,173	$-	$23,759,543
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,476,874,382	$-	$-	$1,476,874,382
Money Market Funds	-	11,014,468	-	11,014,468
Total Investments	$1,476,874,382	$11,014,468	$-	$1,487,888,850
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,276,015	$-	$-	$23,276,015
Money Market Funds	-	275,523	-	275,523
Total Investments	$23,276,015	$275,523	$-	$23,551,538
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.